Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	ADHXF
Entity Registrant Name	ADHEREX TECHNOLOGIES INC
Entity Central Index Key	0001211583
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2,303	$ 5,297
Prepaid expense	56	35
Other current assets	6	19
Total assets	2,365	5,351
Current liabilities
Accounts payable	259	342
Accrued liabilities	423	52
Derivative liabilities	6,640	5,077
Total current liabilities	7,322	5,471
Total liabilities	7,322	5,471
Commitments and contingencies (Note 10 and 11)
Stockholders' (deficit) equity
Common stock, no par value; unlimited shares authorized; (2012 - 25,158, 2011 - 25,158 shares issued and outstanding)	65,952	65,952
Additional paid-in capital	38,391	38,065
Deficit accumulated during development stage	(110,543)	(105,380)
Accumulated other comprehensive income	1,243	1,243
Total stockholders' (deficit) equity	(4,957)	(120)
Total liabilities and stockholders' (deficit) equity	$ 2,365	$ 5,351

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, no par value
Common stock, shares issued	25,158	25,158
Common stock, shares outstanding	25,158	25,158

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,075	1,494	69,168
Impairment of capital assets	0	0	386
Gain on deferred lease inducements	0	0	(497)
Acquired in-process research and development	0	0	13,094
General and administration	1,545	1,944	32,094
Loss from operations	(3,620)	(3,438)	(114,245)
Other income (expense):
(Loss)/Gain on derivative warrants	(1,563)	8,071	3,257
Settlement of Cadherin Biomedical Inc. litigation	0	0	(1,283)
Interest expense	0	0	(19)
Other income/(expense)	(5)	9	259
Interest income	25	43	2,897
Total other (expense)/ income	(1,543)	8,123	5,111
Net (loss)/income and total comprehensive loss	$ (5,163)	$ 4,685	$ (109,134)
(Loss)/earnings per share of common stock, basic (In dollars per share)	$ (0.21)	$ 0.2
(loss)/earnings per share of common stock, diluted (In dollars per share)	$ (0.21)	$ 0.19
Weighted-average number of shares of common stock outstanding, basic (in shares)	25,158	23,983
Weighted-average number of shares of common stock outstanding, diluted (In shares)	25,158	24,050

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Operating activities:
Net (loss)/income	$ (5,163)	$ 4,685	$ (109,134)
Adjustments for non-cash items:
Loss/(gain) on derivative warrants	1,563	(8,071)	(3,257)
Depreciation and amortization	0	0	1,404
Non-cash Cadherin Biomedical Inc. litigation expense	0	0	1,187
Unrealized foreign exchange (gain)/loss	0	(9)	36
Loss on impairment of capital assets	0	0	386
Amortization of and gain on lease inducements	0	0	(412)
Non-cash severance expense	0	0	168
Stock options issued to consultants	152	121	1,048
Stock options issued to employees	174	129	10,269
Acquired in-process research and development	0	0	13,094
Changes in non-cash working capital	280	(81)	174
Net cash used in operating activities	(2,994)	(3,226)	(85,037)
Investing activities:
Purchase of capital assets	0	0	(1,440)
Disposal of capital assets	0	0	115
Proceeds from sale of assets	0	0	24
Release of restricted cash	0	0	190
Restricted cash	0	0	(209)
Purchase of short-term investments	0	0	(22,148)
Redemption of short-term investments	0	0	22,791
Investment in Cadherin Biomedical Inc.	0	0	(166)
Acquired intellectual property rights	0	0	(640)
Net cash used in investing activities	0	0	(1,483)
Financing activities:
Conversion of long-term debt to equity	0	0	68
Long-term debt repayments	0	0	(65)
Capital lease repayments	0	0	(8)
Issuance of common stock	0	2,566	86,443
Registration expense	0	0	(465)
Financing expenses	0	0	(544)
Proceeds from convertible note	0	0	3,017
Other liability repayments	0	0	(87)
Security deposits received	0	0	35
Proceeds from exercise of stock options	0	0	51
Net cash provided from financing activities	0	2,566	88,445
Effect of exchange rate changes on cash and cash equivalents	0	10	378
Net change in cash and cash equivalents	(2,994)	(650)	2,303
Cash and cash equivalents - Beginning of period	5,297	5,947	0
Cash and cash equivalents - End of period	$ 2,303	$ 5,297	$ 2,303

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	February 2007 Financing [Member]	April 2010 Financing [Member]	Warrant [Member]	Settlement of Advances [Member]	Initial Public Offering [Member]	Other [Member]	Series A Special Warrants [Member]	Rights [Member]	Oxiquant [Member]	Consultants [Member]	Financing Warrant [Member]	Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Nonredeemable Preferred Stock [Member]	Private Placement [Member]	Private Placement [Member] December 2004 Placement [Member]	Private Placement [Member] May 2004 Placement [Member]	Private Placement [Member] July 2005 Placement [Member]	Private Placement [Member] May 2006 Placement [Member]	Employees [Member]	Cadherin Biomedical Inc. [Member]	Common Stock [Member]	Common Stock [Member] February 2007 Financing [Member]	Common Stock [Member] April 2010 Financing [Member]	Common Stock [Member] Warrant [Member]	Common Stock [Member] Settlement of Advances [Member]	Common Stock [Member] Initial Public Offering [Member]	Common Stock [Member] Other [Member]	Common Stock [Member] Series A Special Warrants [Member]	Common Stock [Member] Rights [Member]	Common Stock [Member] Oxiquant [Member]	Common Stock [Member] Consultants [Member]	Common Stock [Member] Financing Warrant [Member]	Common Stock [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Common Stock [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Common Stock [Member] Nonredeemable Preferred Stock [Member]	Common Stock [Member] Private Placement [Member] December 2004 Placement [Member]	Common Stock [Member] Private Placement [Member] May 2004 Placement [Member]	Common Stock [Member] Private Placement [Member] July 2005 Placement [Member]	Common Stock [Member] Private Placement [Member] May 2006 Placement [Member]	Common Stock [Member] Employees [Member]	Common Stock [Member] Cadherin Biomedical Inc. [Member]	Non-redeemable Preferred Stock of Subsidiary [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] February 2007 Financing [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] April 2010 Financing [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Warrant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Settlement of Advances [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Initial Public Offering [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Other [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Series A Special Warrants [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Rights [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Oxiquant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Consultants [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Financing Warrant [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Nonredeemable Preferred Stock [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] December 2004 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] May 2004 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] July 2005 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Private Placement [Member] May 2006 Placement [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Employees [Member]	Non-redeemable Preferred Stock of Subsidiary [Member] Cadherin Biomedical Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] February 2007 Financing [Member]	Additional Paid-in Capital [Member] April 2010 Financing [Member]	Additional Paid-in Capital [Member] Warrant [Member]	Additional Paid-in Capital [Member] Settlement of Advances [Member]	Additional Paid-in Capital [Member] Initial Public Offering [Member]	Additional Paid-in Capital [Member] Other [Member]	Additional Paid-in Capital [Member] Series A Special Warrants [Member]	Additional Paid-in Capital [Member] Rights [Member]	Additional Paid-in Capital [Member] Oxiquant [Member]	Additional Paid-in Capital [Member] Consultants [Member]	Additional Paid-in Capital [Member] Financing Warrant [Member]	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Additional Paid-in Capital [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Additional Paid-in Capital [Member] Nonredeemable Preferred Stock [Member]	Additional Paid-in Capital [Member] Private Placement [Member] December 2004 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] May 2004 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] July 2005 Placement [Member]	Additional Paid-in Capital [Member] Private Placement [Member] May 2006 Placement [Member]	Additional Paid-in Capital [Member] Employees [Member]	Additional Paid-in Capital [Member] Cadherin Biomedical Inc. [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income [Member] February 2007 Financing [Member]	Accumulated Other Comprehensive Income [Member] April 2010 Financing [Member]	Accumulated Other Comprehensive Income [Member] Warrant [Member]	Accumulated Other Comprehensive Income [Member] Settlement of Advances [Member]	Accumulated Other Comprehensive Income [Member] Initial Public Offering [Member]	Accumulated Other Comprehensive Income [Member] Other [Member]	Accumulated Other Comprehensive Income [Member] Series A Special Warrants [Member]	Accumulated Other Comprehensive Income [Member] Rights [Member]	Accumulated Other Comprehensive Income [Member] Oxiquant [Member]	Accumulated Other Comprehensive Income [Member] Consultants [Member]	Accumulated Other Comprehensive Income [Member] Financing Warrant [Member]	Accumulated Other Comprehensive Income [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Accumulated Other Comprehensive Income [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Accumulated Other Comprehensive Income [Member] Nonredeemable Preferred Stock [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] December 2004 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] May 2004 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] July 2005 Placement [Member]	Accumulated Other Comprehensive Income [Member] Private Placement [Member] May 2006 Placement [Member]	Accumulated Other Comprehensive Income [Member] Employees [Member]	Accumulated Other Comprehensive Income [Member] Cadherin Biomedical Inc. [Member]	Deficit Accumulated During Development Stage [Member]	Deficit Accumulated During Development Stage [Member] February 2007 Financing [Member]	Deficit Accumulated During Development Stage [Member] April 2010 Financing [Member]	Deficit Accumulated During Development Stage [Member] Warrant [Member]	Deficit Accumulated During Development Stage [Member] Settlement of Advances [Member]	Deficit Accumulated During Development Stage [Member] Initial Public Offering [Member]	Deficit Accumulated During Development Stage [Member] Other [Member]	Deficit Accumulated During Development Stage [Member] Series A Special Warrants [Member]	Deficit Accumulated During Development Stage [Member] Rights [Member]	Deficit Accumulated During Development Stage [Member] Oxiquant [Member]	Deficit Accumulated During Development Stage [Member] Consultants [Member]	Deficit Accumulated During Development Stage [Member] Financing Warrant [Member]	Deficit Accumulated During Development Stage [Member] Convertible Notes Payable [Member] June 2004 Convertible Notes [Member]	Deficit Accumulated During Development Stage [Member] Convertible Notes Payable [Member] December 2004 Convertible Notes [Member]	Deficit Accumulated During Development Stage [Member] Nonredeemable Preferred Stock [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] December 2004 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] May 2004 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] July 2005 Placement [Member]	Deficit Accumulated During Development Stage [Member] Private Placement [Member] May 2006 Placement [Member]	Deficit Accumulated During Development Stage [Member] Employees [Member]	Deficit Accumulated During Development Stage [Member] Cadherin Biomedical Inc. [Member]
Beginning Balance at Sep. 02, 1996	$ 0																						$ 0																					$ 0																					$ 0																					$ 0																					$ 0
Beginning Balance (in shares) at Sep. 02, 1996																							0
Issuance of stock (in shares)																							89,000
Issuance of stock	0																						0																					0																					0																					0																					0
Net (loss) income	(37)																						0																					0																					0																					0																					(37)
Ending Balance at Jun. 23, 1997	(37)																						0																					0																					0																					0																					(37)
Ending Balance (in shares) at Jun. 23, 1997																							89,000
Beginning Balance at Jun. 30, 1997	(37)																						0																					0																					0																					0																					(37)
Beginning Balance (in shares) at Jun. 30, 1997																							89,000
Net (loss) income	(398)																						0																					0																					0																					0																					(398)
Ending Balance at Jun. 30, 1998	(435)																						0																					0																					0																					0																					(435)
Ending Balance (in shares) at Jun. 30, 1998																							89,000
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares (in shares)																							89,000
Exchange of Adherex Inc. shares for Adherex Technologies Inc. shares	0																						0																					0																					0																					0																					0
Issuance of stock (in shares)																							239,000
Issuance of stock																							1,615																					0																					0																					0																					0
Cumulative translation adjustment	20																						0																					0																					0																					20																					0
Net (loss) income	(958)																						0																					0																					0																					0																					(958)
Ending Balance at Jun. 30, 1999	242																						1,615																					0																					0																					20																					(1,393)
Ending Balance (in shares) at Jun. 30, 1999																							239,000
Issuance of warrants (in shares)																										0
Issuance of warrants				255																						0																					0																					255																					0																					0
Issuance of stock (in shares)																							16,000				16,000
Issuance of stock					175																		793				175																	0				0																	0				0																	0				0																	0				0
Issuance of equity rights	171																						0																					0																					171																					0																					0
Cancellation of common stock (in shares)																											(7,000)
Cancellation of common stock					0																						0																					0																					0																					0																					0
Cumulative translation adjustment	16																						0																					0																					0																					16																					0
Net (loss) income	(1,605)																						0																					0																					0																					0																					(1,605)
Ending Balance at Jun. 30, 2000	47																						2,583																					0																					426																					36																					(2,998)
Ending Balance (in shares) at Jun. 30, 2000																							264,000
Issuance of warrants (in shares)																														0
Issuance of warrants				1,722				4,335																		0				0																	0				0																	1,722				4,335																	0				0																	0				0
Other (in shares)																													5,000
Other							341																						341																					0																					0																					0																					0
Issuance of stock (in shares)																												74,000
Issuance of stock						5,689																						5,727																					0																					0																					0																					(38)
Conversion of convertible securities (in shares)																										30,000				69,000	4,000
Conversion of convertible securities				0				0	0																	1,977				4,335	171																0				0	0																(1,977)				(4,335)	(171)																0				0	0																0				0	0
Cumulative translation adjustment	182																						0																					0																					0																					182																					0
Net (loss) income	(2,524)																						0																					0																					0																					0																					(2,524)
Ending Balance at Jun. 30, 2001	9,792																						15,134																					0																					0																					218																					(5,560)
Ending Balance (in shares) at Jun. 30, 2001																							446,000
Cumulative translation adjustment	11																						0																					0																					0																					11																					0
Net (loss) income	(3,732)																						0																					0																					0																																										(3,732)
Ending Balance at Jun. 30, 2002	6,071																						15,134																					0																					0																					229																					(9,292)
Ending Balance (in shares) at Jun. 30, 2002																							446,000
Issuance of warrants (in shares)																																		0
Issuance of warrants												53																						0																					0																					53																					0																					0
Stock options issued											4																						0																					0																					4																					0																					0
Stock Issued for Acquisitions (in shares)																																446,000
Stock Issued for Acquisitions										11,620																						11,077																					0																					543																					0																					0
Equity component of convertible notes	1,058																						0																					0																					1,058																					0																					0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	4																						4																					0																					0																					0																					0
Distribution to shareholders	(158)																						0																					0																					0																					0																					(158)
Stated capital reduction	0																						(9,489)																					0																					9,489																					0																					0
Cumulative translation adjustment	(159)																						0																					0																					0																					(159)																					0
Net (loss) income	(17,795)																						0																					0																					0																					0																					(17,795)
Ending Balance at Jun. 30, 2003	698																						16,726																					0																					11,147																					70																					(27,245)
Ending Balance (in shares) at Jun. 30, 2003																							893,000
Repricing of warrants related to financing (in shares)																							0
Repricing of warrants related to financing	18																						0																					0																					18																					0																					0
Issuance of warrants (in shares)																																		0
Issuance of warrants												54																						0																					0																					54																					0																					0
Stock options issued											148																						0																					0																					148																					0																					0
Equity component of convertible notes	1,983																						0																					0																					1,983																					0																					0
Issuance of stock (in shares)																																					0	640,000	259,000
Issuance of stock															1,045		13,830	8,474																			0	8,053	6,356																			1,045	0	0																			0	5,777	2,118																			0	0	0																			0	0	0
Conversion of convertible securities (in shares)																																			96,000	60,000
Conversion of convertible securities													1,123	171																					1,216	569																				0	0																				(93)	(398)																				0	0																				0	0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	23																						23																					0																					0																					0																					0
Amalgamation of 2037357 Ontario Inc.	(22)																						660																					(1,045)																					363																					0																					0
Amalgamation of 2037357 Ontario Inc., shares																							44,000
Cumulative translation adjustment	(219)																						0																					0																					0																					(219)																					0
Net (loss) income	(6,872)																						0																					0																					0																					0																					(6,872)
Ending Balance at Jun. 30, 2004	20,454																						33,603																					0																					21,117																					(149)																					(34,117)
Ending Balance (in shares) at Jun. 30, 2004																							1,993,000
Cost related to SEC registration	(493)																						(493)																					0																					0																					0																					0
Stock options issued											39										604												0									0												0									0												39									604												0									0												0									0
Stock Issued for Acquisitions (in shares)																																											37,000
Stock Issued for Acquisitions																						1,252																					1,252																					0																					0																					0																					0
Cumulative translation adjustment	1,392																						0																					0																					0																					1,392																					0
Net (loss) income	(6,594)																						0																					0																					0																					0																					(6,594)
Ending Balance at Dec. 31, 2004	16,654																						34,362																					0																					21,760																					1,243																					(40,711)
Ending Balance (in shares) at Dec. 31, 2004																							2,030,000
Financing costs (in shares)																							0
Financing costs	(141)																						(141)																					0																					0																					0																					0
Stock options issued											276																						0																					0																					276																					0																					0
Issuance of stock (in shares)																																								337,000
Issuance of stock																			8,134																					7,060																					0																					1,074																					0																					0
Exercise of stock options (in shares)																							1,000
Exercise of stock options	25																						25																					0																					0																					0																					0
Net (loss) income	(13,871)																						0																					0																					0																					0																					(13,871)
Ending Balance at Dec. 31, 2005	11,077																						41,306																					0																					23,110																					1,243																					(54,582)
Ending Balance (in shares) at Dec. 31, 2005																							2,368,000
Stock options issued											100										491												0									0												0									0												100									491												0									0												0									0
Issuance of stock (in shares)																																									431,000
Issuance of stock																				6,040																					5,218																					0																					822																					0																					0
Net (loss) income	(16,440)																						0																					0																					0																					0																					(16,440)
Ending Balance at Dec. 31, 2006	1,268																						46,524																					0																					24,523																					1,243																					(71,022)
Ending Balance (in shares) at Dec. 31, 2006																							2,799,000
Exercise of warrants (in shares)																							116,000
Exercise of warrants	694																						563																					0																					131																					0																					0
Stock options issued											59										2,263												0									0												0									0												59									2,263												0									0												0									0
Issuance of stock (in shares)																								4,209,000
Issuance of stock		23,221																						17,842																					0																					5,379																					0																					0
Net (loss) income	(13,357)																						0																					0																					0																					0																					(13,357)
Ending Balance at Dec. 31, 2007	14,148																						64,929																					0																					32,355																					1,243																					(84,379)
Ending Balance (in shares) at Dec. 31, 2007																							7,124,000
Stock options issued											88										2,417												0									0												0									0												88									2,417												0									0												0									0
Net (loss) income	(13,600)																						0																					0																					0																					0																					(13,600)
Ending Balance at Dec. 31, 2008	3,053																						64,929																					0																					34,860																					1,243																					(97,979)
Ending Balance (in shares) at Dec. 31, 2008																							7,124,000
Stock options issued											10										355												0									0												0									0												10									355												0									0												0									0
Net (loss) income	(3,012)																						0																					0																					0																					0																					(3,012)
Ending Balance at Dec. 31, 2009	406																						64,929																					0																					35,225																					1,243																					(100,991)
Ending Balance (in shares) at Dec. 31, 2009																							7,124
Stock options issued											53										2,439												0									0												0									0				(100,991)								53									2,439																					0																					0
Issuance of stock (in shares)																									13,337
Issuance of stock																									0																					0																					0																					0																					0
Net (loss) income	(5,163)																						0																					0																					0																					0																					(7,824)
Ending Balance at Dec. 31, 2010	(4,924)																						64,929																					0																					37,717																					1,243																					(108,815)
Ending Balance (in shares) at Dec. 31, 2010																							20,461,000
Stock options issued											20										129												0									0												0									0												20									129												0									0												0									0
Issuance of stock (in shares)																															4,697,000
Issuance of stock									(28)																						1,023																					0																					199																					0																					(1,250)
Net (loss) income	4,685																						0																					0																					0																					0																					4,685
Ending Balance at Dec. 31, 2011	(120)																						65,952																					0																					38,065																					1,243																					(105,380)
Ending Balance (in shares) at Dec. 31, 2011																							25,158
Stock options issued											152										2,439												0									0												0									0												152									174												0									0												0									0
Issuance of stock			0																		174
Net (loss) income	(5,163)																						0																																										38,065																																										(5,163)
Ending Balance at Dec. 31, 2012	$ (4,957)																						$ 65,952																					$ 0																					$ 37,717																					$ 1,243																					$ (110,543)
Ending Balance (in shares) at Dec. 31, 2012																							25,158

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Going Concern
1.	Going Concern

Adherex Technologies Inc. (“Adherex”), a British Columbia corporation together with its wholly owned subsidiaries Oxiquant, Inc. (“Oxiquant”) and Adherex, Inc., both Delaware corporations, and Cadherin Biomedical Inc. (“CBI”), a Canadian corporation, collectively referred to herein as the “Company,” is a development stage biopharmaceutical company with a portfolio of product candidates under development for use in the treatment of cancer. With the exception of Adherex Inc., all subsidiaries are inactive.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States (“U.S.”) of America that are applicable to a going concern which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business.

The Company is a development stage company and during the year ended December 31, 2012, incurred a loss from operations of $3,620. At December 31, 2012, it had an accumulated deficit of$110,543, and had experienced negative cash flows from operating activities since inception in the amount of $85,037. In addition, it had a deficiency in working capital at December 31, 2012 and the Company's operating losses since inception.

These circumstances raise substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the use of accounting principles applicable to a going concern may not be appropriate. The Company will need to obtain additional funding in the future in order to finance our business strategy, operations and growth through the issuance of equity, debt or collaboration. If we fail to arrange for sufficient capital on a timely basis, we may be required to curtail our business activities until we can obtain adequate financing.

These financial statements do not reflect the potentially material adjustments in the carrying values of assets and liabilities, the reported expenses, and the balance sheet classifications used, that would be necessary if the going concern assumption were not appropriate.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Basis of presentation

The consolidated financial statements include the accounts of Adherex and of all its wholly-owned subsidiaries and all inter-company transactions and balances have been eliminated upon consolidation.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates include certain accruals, valuation of derivative warrant liability and the value of stock based compensation. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by financial institutions in accordance with its investment policy designed to protect the principal investment. At December 31, 2012, the Company had $2,303 in cash accounts (2011- $5,297). Money market investments typically have minimal risk; however, in recent years the financial markets have been volatile resulting in concerns regarding money market investments. The Company has not experienced any loss or write-down of its money market investments.

Financial instruments

Financial instruments recognized on the balance sheets at December 31, 2012 and December 31, 2011 consist of cash and cash equivalents, accounts payable and derivative warrant liability, the carrying value of which, with the exception of the derivative warrant liability, approximates fair value due to their relatively short time to maturity. The Company does not hold or issue financial instruments for trading.

The Company’s investment policy is to manage investments to achieve, in the order of importance, the financial objectives of preservation of principal, liquidity and return on investment. Investments, when made, are made in U.S. or Canadian bank securities, commercial paper of U.S. or Canadian industrial companies, utilities, financial institutions and consumer loan companies, and securities of foreign banks provided the obligations are guaranteed or carry ratings appropriate to the policy. Securities must have a minimum Dun & Bradstreet rating of A for bonds or R1 low for commercial paper.

The policy risks are primarily the opportunity cost of the conservative nature of the allowable investments. As the main purpose of the Company is research and development, the Company has chosen to avoid investments of a trade or speculative nature.

Common stock and warrants

At December 31, 2007, the Company had warrants outstanding to purchase common stock that were denominated in both U.S. and Canadian dollars, which resulted in the Company having warrants outstanding that were denominated outside the Company’s U.S. dollar functional currency.

In November 2007, the Emerging Issues Task Force (“EITF”) of the FASB issued EITF No. 07-5, Issue Summary No.1 “Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock” (“EITF 07-5”), codified as ASC 815-40.  In June 2008, one of the conclusions reached under EITF 07-05 was a consensus that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The issues brought to the EITF for discussion related to how an entity should determine whether certain instruments or embedded features are indexed to its own stock. This discussion included equity-linked financial instruments where the exercise price is denominated in a currency other than the issuer's functional currency; such as the Company’s outstanding warrants to purchase common stock that were denominated in Canadian dollars. This conclusion reached under EITF 07-05 clarified the accounting treatment for these and certain other financial instruments as it related to FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), codified as ASC 815-10. SFAS 133 specifies that a contract that would otherwise meet the definition of a derivative under SFAS 133, issued or held by the reporting entity that is both (a) indexed to its own stock and (b) classified in stockholders' equity in its statement of financial position should not be considered a derivative financial instrument for purposes of applying SFAS 133. As a result, the Company’s outstanding warrants denominated in Canadian dollars were not considered to be indexed to its own stock and should therefore be treated as derivative financial instruments and recorded at their fair value as a liability. EITF 07-05 is effective for financial statements for fiscal years beginning after December 15, 2008 and earlier adoption is not permitted. Since the warrants to purchase common stock that are denominated in Canadian dollars expired on December 19, 2008, EITF 07-5 did not have a material impact on the Company’s financial statements through 2008. However, the Company issued further Canadian dollar denominated warrants on April 30, 2010 and March 29, 2011 and this results in warrants shown as a liability which is marked to market as at December 31, 2012 and December 31, 2011. At December 31, 2012, the derivative liabilities were valued at $6,640 (2011: $5,077) and the unrealized loss on the value of the underlying securities was $1,563 (2011: gain$8,071) for the year ended December 31, 2012.

Revenue recognition

Non-refundable up-front payments received in conjunction with the development and license agreement, including license fees and milestones, are deferred and recognized on a straight-line basis over the relevant periods.

The Company records royalty revenue in accordance with the contract terms once it can be reliably measured and the collection is reasonably assured.

At this time, the Company does not have any revenue.

Research and development costs and investment tax credits

Research costs, including employee compensation, laboratory fees, lab supplies, and research and testing performed under contract by third parties, are expensed as incurred. Development costs, including drug substance costs, clinical study expenses and regulatory expenses are expensed as incurred.

Investment tax credits, which are earned as a result of qualifying research and development expenditures, are recognized when the expenditures are made and their realization is reasonably assured. They are applied to reduce related capital costs and research and development expenses in the year recognized.

Income taxes

The Company accounts for income taxes under the asset and liability method that requires the recognition of deferred tax assets or liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The Company provides a valuation allowance to reduce its deferred tax assets when it is more likely than not that such assets will not be realized.

The Company accounts for uncertainty in income taxes by following the Financial Accounting Standards Board issued Interpretation No. 48 (‘‘FIN 48’’), codified as ASC 740-10-25, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109.’’ FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, ‘‘Accounting for Income Taxes.’, codified as ASC 740-10. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the financial statements. Upon adoption of FIN 48, the Company has elected an accounting policy that continues to classify accrued interest and penalties related to liabilities for income taxes in income tax expense.

Foreign currency translation

The U.S. dollar is the functional currency for the Company’s consolidated operations. For those entities, all gains and losses from currency translations are included in results of operations.

Earnings/(Loss) per share

Basic net earnings/(loss) per share is computed by dividing net earnings/(loss) by the weighted average number of shares of common stock outstanding during the year. Diluted net earnings per share is computed using the same method, except the weighted average number shares of common stock outstanding includes convertible debentures, stock options and warrants, if dilutive as determined using the treasury method.

Newly adopted accounting pronouncements

On May 12, 2011, the FASB issued ASU 2011-04 “Fair Value Measurement Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Specifically, this update will require (a) an entity to disclose separately the amounts of significant transfers into and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances, and settlements to be presented separately on a gross basis in the reconciliation of Level 3 fair value measurements. Level 3 reconciliation disclosures are effective for annual and interim periods beginning after December 15, 2011. The adoption of the guidance to has not had a significant impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB released ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income”. This update requires and entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement or two separate but consecutive statements. This guidance does not change the items that must be reported in other comprehensive income. Subsequently, in December 2011, the FASB issued ASU 2011-12 which deferred some aspects of the June guidance that relate to the presentation of reclassification adjustments. ASU 2011-05 is now effective for fiscal years and interim periods within those years, beginning after December 15, 2012. The adoption of this standard to has not had a significant impact on the Company’s consolidated financial position or results of operations.

Recent accounting pronouncements

In February 2013, the FASB issued ASU 2013-02 to improve the reporting of reclassifications out of accumulated other comprehensive income. The ASU provides amendments to the Comprehensive Income subtopic of the FASB ASC, such that companies must report the effect of significant reclassifications out of accumulated comprehensive income on the respective line items in net income. For other amounts that are not required to be reclassified in their entirety to net income, an entity may cross reference to the relevant note disclosure. The Company is required to adopt this ASU in the first quarter for fiscal 2013.

Capital Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capital Assets
3.	Capital Assets
At December 31, 2012 and December 31, 2011, the Company determined the carrying values of its capital assets to be nil.

Stock options	12 Months Ended
Dec. 31, 2012
Stock Options Abstract
Stock options
4.	Stock Options

The Compensation Committee of the Board of Directors administers the Company’s stock option plan.  The Compensation Committee designates eligible participants to be included under the plan and approves the number of options to be granted from time to time under the plan. On June 24, 2010, at the Company’s annual meeting, shareholders approved an amendment to the Company’s Stock Option Plan (the “Plan Maximum Amendment”). The Plan Maximum Amendment relates to changing the maximum number of shares of common stock issuable under the Stock Option Plan from a fixed number of 20,000 to the number of shares that represent twenty five percent (25%) of the total number of all issued and outstanding shares of common stock from time to time. Based upon the current shares outstanding, a maximum of 6,290 options are authorized for issuance under the plan.  The option exercise price for all options issued under the plan is based on the fair value of the underlying shares on the date of grant. All options vest within three years or less and are exercisable for a period of seven years from the date of grant.  The stock option plan, as amended, allows the issuance of Canadian and U.S. dollar grants. A summary of the stock option transactions, for both the Canadian and U.S. dollar grants, through the year ended December 31, 2012 is below.

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	3,901	0.63-58.50	$1.26
Granted	310	0.54-0.81	0.62
Reinstated(1)	10	5.04-35.10	8.93
Exercised	-	-	-
Cancelled	(50)	35.10 –58.50	49.39
Outstanding at December 31, 2011	4,171	0.54-0.81	0.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2012	4,171	$0.54-0.81	$0.78

(1)	Includes 10 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement.

Price in Canadian Dollars	# outstanding and exercisable at December 31, 2012	Weighted average remaining life (years)
$0.54	88	5.26
$0.63	303	5.42
$0.81	3,780	4.64
TOTAL	4,171	4.70

The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	721	$1.80 - 24.30	$9.90
Granted	138	0.50-0.63	0.54
Exercised	-	-	-
Reinstated(1)	104	$5.04-21.60	9.15
Outstanding at December 31, 2011	963	$0.50 - 24.30	$8.51
Granted	1,137	0.15-0.56	0.32
Exercised	-	-	-
Cancelled	(773)	$5.04-24.30	9.92
Outstanding at December 31, 2012	1,327	$0.15-11.34	0.67

(1) Includes104 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.

Price in US Dollars	# Outstanding at December 31, 2012	# Exercisable at December 31, 2012	Remaining life (years)
$0.15	33	33	6.62
$0.18	61	61	6.38
$0.20	254	254	6.25
$0.35	689	689	6.89
$0.50	94	94	6.10
$0.56	100	100	6.97
$0.63	45	45	5.64
$1.80	4	4	2.71
$5.04	7	7	1.92
$5.22	2	2	2.41
$7.20	2	2	1.70
$10.26	23	23	1.37
$11.34	13	13	1.33
	1,327	1,327	6.44

Pursuant to employment agreements dated May 3, 2010 between the Company and each of Robert Andrade, Rostislav Raykov and Thomas Spector (collectively Messrs. Andrade, Raykov and Spector) and conditional upon the approval of the amended Stock Option Plan, the Board approved the grant to each, Messrs. Andrade, Raykov and Spector an option to purchase up to 5.0% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010. On August 18, 2010, Messrs. Andrade, Raykov and Spector were each granted 971,885 options and on August 19, 2011 Messrs. Andrade, Raykov and Spector were each granted 51,152 options.

Pursuant to Independent Director Agreements dated May 3, 2010 for each of Dr. Porter and Messrs. Breen and Bussandri and conditional upon the approval of the amended Stock Option Plan, the Board approved the grant to each Dr. Porter and Messrs. Breen and Bussandri an option to purchase up to 1.33% of Adherex’s common stock estimated by the Company to be outstanding upon completion of the proposed rights offering announced by the Company on April 20, 2010. On August 18, 2010,each of Dr. Porter and Messrs. Breen and Bussandri were granted 255,759 options and on August 19, 2011,each of Dr. Porter and Messrs. Breen and Bussandri were granted 16,369 options.

Effective upon the Continuance, Chris A. Rallis and Steven D. Skolsky were appointed as members of the Board of Directors and Dr. Arthur T. Porter, William G. Breen and Claudio F. Bussandri resigned from the Board of Directors. In addition, each of the new directors has entered into an Independent Director Agreement with the Company, dated as of August 25, 2011, which provides for (i) cash compensation in the form of $ 1,500 per board meeting attended, and (ii) non-cash compensation in the form of a grant of options to purchase shares of the Company’s common stock having an aggregate value equal to $5,000 (with price per share and exercise price based on the value of the Company’s common stock as of the date of grant) per board meeting attended. The options immediately vested when granted and are otherwise subject to the terms and conditions of the Company’s stock option plan, as amended. The Independent Director Agreement also provides for the reimbursement of such director’s reasonable travel and related expenses incurred in the course of attending board meetings. Stock compensation expense for the fiscal years ended December 31, 2012 and 2011 was $326 and $250 respectively.  These amounts have been included in the general and administrative expenses for the respective periods. The weighted average fair value per share of options granted during the fiscal years ended December 31, 2012 and 2011 was $0.29 and $0.56, respectively. The intrinsic value (being the difference between the share price as at December 31, 2012 and exercise price) of stock options outstanding at December 31, 2012 was NIL.

The fair values of options granted in fiscal years ended December 31, 2012 and 2011 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Expected dividend	0%	0%
Risk-free interest rate	1.09-1.26%	1.85-2.5%
Expected volatility	118-133%	121-132%
Expected life	7 years	7 years

The Company uses the historical volatility and adjusts for available relevant market information pertaining to the Company’s share price.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
5.	Derivative Instruments

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments. ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position. The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability. All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' deficiency.

The Company's derivative instruments include warrants to purchase 18,035 shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:

·	Warrants to purchase 13,337 shares at CAD$1.44 per whole share that expire on April 30, 2015; and
·	Warrants to purchase 4,698 shares exercisable at CAD$1.44 per whole share that expire on March 29, 2016.

These warrants have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss). These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of December 31, 2012, the fair value of the warrants expiring April 30, 2015 and March 29, 2016 was determined to be $4,698 and $1,847, respectively (December 31, 2011 – warrants expiring April 30, 2015, fair value of $3,672, March 29, 2016, fair value of $1,340), and the loss on these warrants for the twelve months ended December 31, 2012 was $1,026 and $507, respectively (December 31, 2011 - warrants expiring April 30, 2015, gain of $6,778; March 29,2016, gain of $643). There is no cash flow impact for these derivatives until the warrants are exercised. If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

Gain/(Loss) on Derivative Instruments	Twelve months ended December 31, 2012	Twelve months ended December 31, 2011
Warrant expiring April 15, 2015	(1,026)	6,778
Warrant expiring March 29, 2016	(507)	643
Rights offering derivative	-	613
Options to contractors	(30)	37
Total	(1,563)	8,071

In February 2011, the Company filed a final short form prospectus for a rights offering. In accordance with the terms of the rights offering, each shareholder of record on March 2, 2011 received one right for each common share held. Every right held entitled the holder thereof to purchase for CAD $0.03, or USD $0.0303 at the shareholder’s option, a unit consisting of one common share along with one warrant to purchase a common share of the Company at CAD $0.08. The rights began trading on March 2, 2011 on the TSX and on the Pink Sheets and expired on March 29, 2011.

On March 2, 2011, the Company recognized a derivative financial liability of $1.25 million associated with the Company’s obligation to carry out the rights offering. The deficit was adjusted by a corresponding amount. The derivative financial liability will be adjusted to fair value at each quarter end with changes being recognized in earnings until the expiry of the warrants. During the year ended December 31, 2011, the Company recognized a realized derivative gain of $613. The rights expired on March 29, 2011.

Under the terms of the rights offering, the monetary amount to be received by the Company upon the exercise of rights was not fixed. Each holder of rights could elect either the $0.03 CAD or USD$0.0303 subscription price. Furthermore, the CAD $0.03 subscription price was not denominated in the Company’s U.S. dollar functional currency. Therefore, the pro rata distribution of rights to the Company’s shareholders was accounted for as a derivative financial liability measured at fair value.

Upon the closing of the rights offering in March 2011, the Company issued a total of 84,559 units for total net proceeds of $2,566. Accordingly the Company recorded an increase in Common stock of $1,023 (4,697 shares). Expenses and fees relating to the rights offering totaled approximately $300 and were expensed since it was uncertain as to whether any shares would be issued.

During the fiscal year ended December 31, 2011, the Company issued 108 options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the US dollar functional currency of the Company. While there is an exception to this rule for employees in ASU 2010-13, no such exception exists for contractors. These options will be marked to market until the earlier of their expiry or exercise.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
6.	Fair Value Measurements

The Company has adopted Fair Value Measurements and Disclosure Topic of the FASB. This Topic applies to certain assets and liabilities that are being measured and reported on a fair value basis. The Fair Value Measurements Topic defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. This Topic enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The Topic requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

 Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2012

	Quoted Price in Active Markets	Significant Other	Significant
	for Identical Instruments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$-	$2,241	$-	$2,241
Liabilities
Derivative liabilities	-	6,640	-	6,640

The Company's financial instruments include cash equivalents and derivatives. Only cash equivalents and derivatives are carried at their fair value. The derivative liabilities include warrants denominated in a currency other than the Company’s functional currency and options issued to contractors in a currency other than the functional currency of the Company. The warrants are carried at fair value and calculated using the Black-Scholes option pricing model using the following assumptions; expected dividend 0%; risk-free interest rate of 1.15%-1.36%; expected volatility of 146% - 155%; and a 2.3 or 3.2 year remaining life. The options also use the Black Scholes model with the following assumptions: expected dividend 0%; risk-free interest rate of 1.37%-1.41% expected volatility of 140%- 145%; and a 4.9-5.4 year remaining life. The risk free rate was based on Bank of Canada Bond issues of similar term. Expected volatility was estimated by using historical volatility of weekly close share prices for a period equal to the remaining life of the instrument.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Shareholders' Equity
7.	Shareholders’ Equity

Authorized capital stock

The Company’s authorized capital stock consists of an unlimited number of shares of no par common stock. On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “share consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the share shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our 2011 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Equity financings

On June 5, 2001, the Company completed an IPO issuing 74 shares of common stock at a price of CAD$135 per share. Net proceeds of this offering credited to common stock amounted to $5,727 after deducting the underwriting fee of $501 and expenses of $354. As additional compensation in connection with the offering, the Company granted the underwriters non-assignable support warrants representing ten percent of the offered shares. At that time, each support warrant entitled the holder to purchase one share of common stock on or before June 5, 2003 at CAD$7.50.

On December 19, 2003, the Company completed a private placement of equity securities totaling $16,095, comprised of (i) $15,050 for 11,522 units, at a price of CAD$1.75 per unit. Each unit consisted of one share of common stock and one-half of a common stock purchase warrant in Adherex with an exercise price of CAD$2.15 per share, which expired unexercised on December 19, 2008 (on a post-consolidation basis, 640 shares of common stock were issued), and (ii) $1,045 for 800 Series 1 Preferred Shares and warrants to purchase 400 Series 1 Preferred Shares of 2037357 Ontario Inc. The $5,777 estimated fair value of the warrants has been allocated to additional paid-in capital and the balance of $8,053 has been credited to common stock. At that time, the non-redeemable Series 1 Preferred Shares of 2037357 Ontario Inc. (“Preferred Shares”) were exchangeable into 800 shares of common stock of Adherex (44 shares of common stock on a post-consolidation basis). Upon such an exchange, all of the then outstanding warrants to purchase the Preferred Shares would be exchanged for an equal number of warrants to purchase Adherex common stock, which warrants expired on December 19, 2008. The $1,045 was to be spent on specific research and development projects in Ontario, Canada as designated by Adherex. Adherex could compel the exchange of the Preferred Shares into common stock and warrants for common stock of Adherex at any time after January 3, 2005. 2037357 Ontario Inc. has been accounted for in accordance with the substance of the transaction. The $1,045 has been recorded as non-redeemable Preferred Shares and the amounts expended were recorded as expenses in the relevant periods. On June 14, 2004, the preferred shares and warrants were exchanged for 44 shares of Adherex common stock on a post-consolidation basis, and warrants to purchase shares of Adherex common stock, all of which warrants expired on December 19, 2008. In June 2004, 2037357 Ontario Inc. became a wholly owned subsidiary of the Company and was amalgamated with Adherex Technologies Inc. The investment has been split between the estimated fair value of the warrants of $363, which has been included in additional paid-in capital, and the remainder of $660, which has been recorded in common stock. On May 20, 2004, the Company completed equity financings with total gross proceeds of $9,029 less $555 of issuance costs and issued4,669 units at a purchase price of CAD$2.65 per unit. Each unit consisted of one share of common stock and one-half of a common stock purchase warrant, and, at that time, each whole warrant entitled the holder to acquire one additional share of common stock at an exercise price of CAD$3.50, all of which expired unexercised on May 19, 2007. The financing resulted in the issuance of an aggregate of 259 shares of common stock on a post-consolidation basis. The $2,118 value of the warrants has been allocated to additional paid-in capital and the balance of $6,356 has been credited to common stock.

On July 20, 2005, the Company completed a private placement of equity securities for gross proceeds of $8,510 and issued 6,079 units at a price of $1.40 per unit, providing net proceeds of $8,134 after deducting broker fees and other expenses of $376. At the time, each unit consisted of one common share and 0.30 of a common share purchase warrant and the private placement resulted in the issuance of an aggregate of337 shares of common stock on a post –consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock. At that time, each whole investor warrant entitled the holder to acquire one additional share of common stock of Adherex at an exercise price of $1.75 per share for a period of three years and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of $1.75 for a period of two years, all of which expired unexercised on July 20, 2007 and 2008, respectively. The warrants, with a value of $1,074 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $7,060 has been credited to common stock.

On May 8, 2006, the Company completed a private placement of equity securities for gross proceeds of $6,512 and issued 7,753 units at a price of $0.84 per unit providing net proceeds of $6,040 after deducting broker fees and certain other expenses. Each unit consisted of one common share and 0.30 of a common share purchase warrant, and the private placement resulted in the issuance of an aggregate of 431 shares of common stock on a post-consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock. At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of $0.97 per share for a period of four years, and each whole broker warrant entitled the holder to acquire one share of Adherex common stock at an exercise price of $0.97 per share for a period of two years, all of which expired unexercised on May 7, 2008. The warrants, with a value of $822 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $5,218 has been credited to common stock.

On February 21, 2007, the Company completed the sale of equity securities providing gross proceeds of $25,000 for 75,759 units at a price of $0.33 per unit providing net proceeds of $23,221 after deducting broker fees and other expenses. Each unit consisted of one common share and one-half of a common share purchase warrant. The offering resulted in the issuance of an aggregate of4,209 shares of common stock on a post-consolidation basis, along with investor warrants and broker warrants to acquire additional shares of Adherex common stock. At that time, each whole investor warrant entitled the holder to acquire one additional share of Adherex common stock at an exercise price of $0.40 per share for a period of three years, and each whole broker warrant entitled the holder to acquire one additional unit at an exercise price of $0.33 per unit for a period of two years, the unexercised portion of which expired on February 21, 2009. The warrants, with a value of $5,379 based on the Black-Scholes option pricing model, have been allocated to additional paid-in-capital and the remaining balance of $17,842 has been included in common stock.

During the second quarter of fiscal 2007, the Company received gross proceeds of $694 related to the exercise of warrants and issued 116 shares of common stock on a post-consolidation basis and additional investor warrants, which expired on February 21, 2010. The warrants, with a value of $131 based on the Black-Scholes option pricing model, have been allocated to additional paid-in capital and the remaining balance of $563 has been included in common stock.

On April 30, 2010, the Company completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7.2 million. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD$0.08 per share for a period of five years from the issue date. As a result of the Share Consolidation on August 25, 2011, the number of shares and warrants issued upon exercise of the units consists of 13,337,037 shares and warrants to purchase 13,337,037 shares of common stock at the exercise price of CAD $1.44 per whole share.

Special warrants

From May 2000 through November 2000, the Company issued special warrants. At that time, each special warrant was sold for CAD$25.00 and entitled the holder thereof to acquire, for no additional consideration, four shares of common stock of the Company. The special warrants also included a price protection adjustment determined by dividing CAD$32.50 by the initial public offering (“IPO”) price of CAD$7.50.

During the year ended June 30, 2000, 16 of 126 special warrants were issued, with the balance of110 issued in the year ended June 30, 2001. Upon completion of the IPO, on June 5, 2001, these special warrants were converted to 30 shares of common stock, which included 2 shares of common stock issued under the price protection adjustment (such shares are presented on a post-consolidation basis).

Special A warrants

During October 2000, the Company issued Series A special warrants. At that time, each Series A special warrant was sold at CAD$6.25 and entitled the holder to acquire, for no additional consideration, one share of common stock of the Company. At that time, the Series A special warrants also included a price protection adjustment determined by dividing CAD$8.125 by the IPO price.

Upon completion of the IPO, on June 5, 2001, these Series A special warrants were converted to 69 shares of common stock, which included 5 shares of common stock issued under the price protection adjustment (such shares are presented on a post-consolidation basis).

In addition, each Series A special warrant included a share purchase warrant entitling the holder to purchase an additional share of common stock at the IPO price, which was also subject to the price protection adjustment. These share purchase warrants expired unexercised on September 3, 2001.

2010 Private Placement Warrants

On April 30, 2010, the Company completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066,664 units, at a price of CAD$0.03 per unit for net proceeds of CAD$7,202. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). At that time, each Warrant entitled the holder thereof to purchase one common share of the Company at a purchase price of CAD$0.08 per share for a period of five years from the issue date. As the exercise price is denominated in a currency other than the company’s functional currency, these warrants are treated as a derivative instrument. (Note 5) As a result of the Share Consolidation on August 25, 2011, the number of shares issuable upon the exercise of the warrants issued in connection with the April 2010 Private Placement consists of 13,337,037 shares of common stock at the exercise price of CAD $1.44 per whole share.

Equity rights

On September 28, 1999, University Medical Discoveries Inc. (“UMDI”) invested $171 for equity of the Company. The form of this equity was to be the same as the first class of securities to raise greater than $683 subsequent to the date of the investment. The date of conversion was dependent on certain milestones being met under a specific research project. On August 24, 2000, the Company and UMDI agreed to convert UMDI’s $171 investment into 3 shares of common stock of the Company.

The Company a rights offering to its shareholders on March 2, 2011, the record date for the rights offering (the "Rights Offering"). Pursuant to the terms of the Rights Offering, the Company distributed rights to subscribe for up to 425,000,000 Units at a price of CAD$0.03 per unit, for gross proceeds of up to CAD$12,750,000, to the shareholders on the basis of one right per each share of common stock held by such shareholder on March 2, 2011, the record date for the Rights Offering.  Purchasers of units in the Company's April 2010 Private Placement described above that owned common stock as of the record date for the Rights Offering agreed not to participate in the Rights Offering. Each right was exercisable for one unit which consisted of one common share and one common share purchase warrant (a “Warrant”). Each Warrant entitles the holder thereof to purchase one common share of the Company at a purchase price of CAD$0.08 per share for a period of five years from the issue date. Adherex filed a short-form prospectus for the Rights Offering with the securities regulatory authorities in Canada to qualify the distribution of the rights in Canada on February 11, 2011 and a Form S-1 registration statement with the Securities and Exchange Commission to register the rights and underlying securities in the United States, which registration statement was declared effective on February 11, 2011. As of 5:00 pm New York City time on March 29, 2011, the expiration date for the Rights Offering, the Company had received subscriptions for an aggregate of 84,559,178 Units, representing estimated aggregate gross proceeds of approximately $2.5 million.

Triathlon settlement

During fiscal 2000, other advances totaling $175 were settled by the issuance to Triathlon Limited of 16 shares of common stock of the Company. The number of shares issued was determined with reference to the fair value at the time the advances were made.

Shire BioChem Inc. agreement

On August 17, 2000, the Company entered into a subscription agreement and a license agreement with Shire BioChem Inc. (“BioChem”). Under the subscription agreement, BioChem purchased 5 shares of common stock of the Company for $341. Pursuant to a price protection clause in the agreement, an additional eight shares of common stock were issued on completion of the Company’s IPO on June 5, 2001.

Acquisitions

On November 20, 2002, the Company issued 446 shares of commons stock to acquire all of the issued and outstanding securities of Oxiquant, a holding company which held certain intellectual property rights, including rights to sodium thiosulfate.

In connection with the acquisition of the intellectual property of Oxiquant in November 2002, the Company issued warrants to purchase shares of common stock with an exercise price of CAD$3.585 that expired unexercised on May 20, 2007 and introduction warrants to purchase shares of common stock with an exercise price of CAD$2.05 that expired unexercised on November 20, 2007.

As a prerequisite of the Oxiquant transaction, Adherex licensed all of its Cadherin-related intellectual property for non-cancer applications and transferred $158 in cash to Cadherin Biomedical Inc. or CBI, a wholly-owned subsidiary of Adherex at the time, in return for Class A Preferred Shares of CBI. These CBI Class A Preferred Shares were then distributed to all of the Adherex shareholders of record by way of special dividend, effecting a “spin out” of CBI and the non-cancer assets from Adherex.

In order to effect such a distribution under Section 42 of the Canada Business Corporations Act (“CBCA”), the Company was legally required to reduce its stated capital so that the aggregate amount of its liabilities and stated capital did not exceed the realizable value of Adherex’s assets. Management determined that the stated capital needed to be reduced by $9,489, in order to comply with the requirements of Section 42 of the CBCA. The Company decreased common stock and increased additional paid-in capital by $9,489.

In February 2004, the Company and CBI became involved in litigation. On December 3, 2004, the Company and CBI settled the litigation and the Company agreed to acquire all of the issued and outstanding shares of CBI and reacquire the non-cancer rights to the cadherin-based intellectual property. As part of the agreement, the Company issued 37 common shares valued at $1,252, net of transaction costs.

Convertible note warrants

On June 23, 2003, the Company issued senior secured convertible notes with a face value totaling $2,219. These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round. At that time, investors also received warrants to purchase shares of common stock of the Company with an exercise price of CAD$2.75 per share that expired unexercised on June 23, 2007. The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company. In connection with this issuance, at that time, the Company issued broker warrants to purchase shares of common stock exercisable at a price of CAD$2.35 per share, which expired unexercised on June 23, 2005.

On December 3, 2003, the Company issued additional senior secured convertible notes with a face value totaling CAD$1,458. These notes were convertible into common stock and warrants to acquire common stock of the Company upon completion of an equity fund raising round. Also, at that time, investors received warrants to purchase shares of common stock exercisable at a price of CAD$2.15 per share which expired unexercised on December 3, 2007.The notes bore interest at an annual rate of eight percent compounded semi-annually, and matured one year from issue but were renewable for one additional year at the option of the Company. At that time, the Company also issued broker warrants to purchase shares of common stock exercisable at a price of CAD$2.15 per share which expired unexercised on December 3, 2005.

On December 19, 2003, the Company completed an equity financing resulting in the conversion of the June and the December notes into 156 shares of common stock on a post-consolidation basis with a carrying value of $1,785 credited to common stock. At that time, the Company issued warrants to purchase, shares of common stock with an exercise price of CAD$2.15 per share which expired unexercised on December 19, 2008.

Warrants to Purchase Common Stock

At December 31, 2012, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of $1.44 and a weighted average remaining life of 2.6 years:

Warrant Description (Warrants in thousands)	Common Shares Issuable Upon Exercise of Outstanding Warrants at December 31, 2012	Exercise Price in Canadian Dollars	Expiration Date
Investor Warrants (1)	13,337	$1.44	April 30, 2015
Investor Warrants (2)	4,698	$1.44	March 29, 2016
	18,035

(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement (“Private Placement”) of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a “Warrant”). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

Research and Development	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research and Development
8.	Research and Development

Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative From September 3,1996 to December 31,
	2012	2011	2012
Research and development	$2,075	$1,494	$69,168
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$2,075	$1,494	$67,339

Capital and Operating Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Capital and Operating Lease Commitments
9.	Capital and Operating Lease Commitments

We had no material commitments for capital expenses or commitments extending beyond three years as of December 31, 2012.  The following table represents our contractual obligations and commitments at December 31, 2012 (in thousands of U.S. dollars):

	Less than 1 year	1-3 years	Total
OCT Clinical Service Agreement (1)	402	-	402
Oregon Health & Science University (2), excluding potential royalty payments	-	-	-
Life Sci Advisors, LLC (3)	55	-	55
Total	$457	$-	$457

(1)	Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia. The payments will be made upon the fulfillment of several milestones during the planned clinical trial including regulatory approval of trial, enrollment of patients and the completion of therapy of patients. The Company amended the agreement in April 2011 and August 2011 for the addition of additional sites for OCT to service during the Phase II clinical trial. Further, the Company amended the agreement in June 2012 for the transition to a paper-based database to be developed by OCT. In addition, the Company amended the agreement on October 29, 2012 for the addition of up to 20 patients to be enrolled.

(2)	Under the license agreement with Oregon Health & Science University (OHSU) for STS dated February 20, 2013, upon the first commercial sale of STS we may become responsible for a payment to OHSU of up to $0.1 million. Prior to this new license agreement with OHSU, the previous license agreement with OHSU dated September 26, 2002, included that the Company may have become responsible for a payment to OHSU of up to $0.5 million upon the successful completion of the Phase III clinical trial with COG or SIOPEL. The license agreement with OHSU dated September 26, 2002 was terminated on February 20, 2013. Royalty payments, which are contingent on sales, are not included.
(3)	Under the service agreement with LifeSci Advisors, LLC, the Company is required to make several payments over the course of the agreement. LifeSci Advisors, LLC services include, but are not limited to, an investor meeting program and creating a key message platform.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments and Contingencies
10.	Commitments and Contingencies

Oregon Health & Science University agreement

On February 20, 2013, Adherex entered into a new exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology (the "New OHSU Agreement"). OHSU will receive certain milestone payments, a 2.5 percent royalty on net sales for licensed products which can be reduced to 1.0 percent upon a $150,000 buy down and a 5 percent royalty on any consideration received from sublicensing of the licensed technology. Milestone payment fees payable to OHSU include $100,000 upon first commercial sale for any licensed product.

On February 20, 2013, Adherex terminated the previous exclusive license agreement with Oregon Health & Science University and Oxiquant a wholly owned subsidiary of Adherex, dated September 26, 2002(the "Previous OHSU Agreement"). Pursuant to the Previous OHSU Agreement, OHSU granted Oxiquant an exclusive worldwide license to intellectual property directed to thiol-based compounds including STS and their use in oncology. In consideration, Oregon Health & Science University was issued 13,902 shares of common stock of Oxiquant that were subsequently converted upon the acquisition of Oxiquant into 21,250 shares of Adherex common stock, and warrants to purchase shares of Adherex common stock that subsequently expired in 2007. In addition under the Previous OHSU Agreement, the following milestone payments were included in the agreement: (i) $50,000 upon completion of Phase I clinical trials, (ii) $200,000 upon completion of Phase II clinical trials, (iii) $500,000 upon completion of Phase III clinical trials. Also, Oxiquant was to be liable for an additional milestone payment of $250,000 upon the first commercial sale for any licensed product. Further, the Previous OHSU Agreement required Adherex to pay Oregon Health & Science University a 2.5% royalty on net sales of any licensed products and a 15% royalty on any consideration received from sublicensing of the licensed technology.

The term of the New OHSU Agreement expires on the date of the last to expire claim(s) covered in the patents licensed to Adherex, unless earlier terminated as provided in the agreement. STS is currently protected by methods of use patents that the Company exclusively licensed from OHSU that expire in Europe in 2021 and are currently pending in the United States. The New OHSU Agreement is terminable by either Adherex or Oregon Health & Science University in the event of a material breach of the agreement by either party after 45 days prior written notice. Adherex has the right to terminate the New OHSU Agreement at any time upon 60 days prior written notice and payment of all fees due to OHSU under the New OHSU Agreement.

GlaxoSmithKline

On July 14, 2005, Adherex entered into a development and license agreement with GlaxoSmithKline, or GSK. The agreement included the in-license by the Company of GSK’s oncology product, Eniluracil, and an option for GSK to license ADH-1.  As part of the transaction, GSK invested $3.0 million in the Company's common stock. On October 11, 2006, the GSK option to license ADH-1 expired unexercised. Under the terms of the agreement relating to Eniluracil, Adherex received an exclusive license to develop Eniluracil for all indications and GSK retained options to buy-back and assume development of the compound at various points in time.

On March 1, 2007, the GSK agreement was amended and the Company purchased all of GSK’s remaining buy-back options for a fee of $1.0 million.  As a result of the amendment to the GSK agreement, Adherex now may be required to pay GSK development and sales milestones and royalties. Specifically, if Adherex files a New Drug Application, or NDA, with the Food and Drug Administration, or FDA, Adherex may be required to pay development milestones of $5.0 million to GSK. Additionally, depending upon whether the NDA is approved by the FDA and whether Eniluracil becomes a commercial success, the Company may be required to pay up to an additional $70.0 million in development and sales milestones for the initially approved indication, plus royalties in the low-double digit range based on annual net sales. If the Company pursues other indications, it may also be required to pay up to an additional $15 million to GSK for each FDA-approved indication. The GSK agreement continues until the earliest of (i) the licensed patents expire or (ii) is terminated by either party in the event of an uncured breach by the breaching party after 60 days prior written notice.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

The Company operates in both U.S. and Canadian tax jurisdictions. Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another. A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,
	2012	2011
Domestic loss	(4,397)	5,623
Foreign loss	(766)	(938)
Loss before income taxes	(5,163)	4,685

Expected statutory rate (recovery)	26.50%	28.25%
Expected provision for (recovery of) income tax	(1,368)	1,324
Permanent differences	489	(2,209)
Change in valuation allowance	2,467	(589)
Non-refundable investment tax credits	0	157
Effect of foreign exchange rate differences	(245)	(204)
Effect of change in future enacted tax rates	(1,378)	(77)
Effect of tax rate changes and other	36	1,599
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 28.25 percent is comprised of federal income tax at approximately 16.5 percent and provincial income tax at approximately 11.75 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2012, December 31, 2011:

	December 31, 2012	December 31, 2011
Future tax assets:
SR&ED expenditures	2,195	2,071
Income tax loss carryforwards	21,783	19,635
Non-refundable investment tax credits	1,719	1,719
Share issue costs	25	84
Accrued expenses	-	-
Fixed and intangible assets	970	685
Harmonization credit	248	280
	26,940	24,193
Less: valuation allowance	(26,940)	(24,193)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term.

At December 31, 2012 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry forwards and non-refundable investment tax credits. The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2014	6,089	6,089
2015	11,499	11,499
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	20,496
2027	8,340	8,320
2028	10,840	10,823
2029	8,502	8,502
2030	2,608	2,607
2031	3,377	3,377
2032	3,660	3,660
Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements include the accounts of Adherex and of all its wholly-owned subsidiaries and all inter-company transactions and balances have been eliminated upon consolidation.

On August 10, 2011, the Board of Directors approved a 1-for-18 reverse stock split, or “Share Consolidation”, which became effective on August 25, 2011. The 1-for-18 reverse stock split affected all of the Company’s common shares, stock options and warrants outstanding at the effective date. Consequently, the Company has retroactively adjusted its financial statements for all periods presented to show the shares, stock options and warrants as if they had always been presented on this basis. The number of units and unit prices (including with respect to the units issued in our April 2010 Private Placement and the Rights Offering) have not been adjusted to reflect the Share Consolidation, and the number of warrants outstanding have not been adjusted to reflect the Share Consolidation (in accordance with the terms of the warrants, the number of shares of common stock issuable thereunder were adjusted as a result of the Share Consolidation but not the number of warrants outstanding).

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates include certain accruals, valuation of derivative warrant liability and the value of stock based compensation. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

Cash equivalents consist of highly liquid investments with original maturities at the date of purchase of three months or less.

The Company places its cash and cash equivalents in investments held by financial institutions in accordance with its investment policy designed to protect the principal investment. At December 31, 2012, the Company had $2,303 in cash accounts (2011- $5,297). Money market investments typically have minimal risk; however, in recent years the financial markets have been volatile resulting in concerns regarding money market investments. The Company has not experienced any loss or write-down of its money market investments.

Financial instruments

Financial instruments

Financial instruments recognized on the balance sheets at December 31, 2012 and December 31, 2011 consist of cash and cash equivalents, accounts payable and derivative warrant liability, the carrying value of which, with the exception of the derivative warrant liability, approximates fair value due to their relatively short time to maturity. The Company does not hold or issue financial instruments for trading.

The Company’s investment policy is to manage investments to achieve, in the order of importance, the financial objectives of preservation of principal, liquidity and return on investment. Investments, when made, are made in U.S. or Canadian bank securities, commercial paper of U.S. or Canadian industrial companies, utilities, financial institutions and consumer loan companies, and securities of foreign banks provided the obligations are guaranteed or carry ratings appropriate to the policy. Securities must have a minimum Dun & Bradstreet rating of A for bonds or R1 low for commercial paper.

The policy risks are primarily the opportunity cost of the conservative nature of the allowable investments. As the main purpose of the Company is research and development, the Company has chosen to avoid investments of a trade or speculative nature.

Common stock and warrants

Common stock and warrants

At December 31, 2007, the Company had warrants outstanding to purchase common stock that were denominated in both U.S. and Canadian dollars, which resulted in the Company having warrants outstanding that were denominated outside the Company’s U.S. dollar functional currency.

In November 2007, the Emerging Issues Task Force (“EITF”) of the FASB issued EITF No. 07-5, Issue Summary No.1 “Determining Whether an Instrument (or an Embedded Feature) is Indexed to an Entity's Own Stock” (“EITF 07-5”), codified as ASC 815-40.  In June 2008, one of the conclusions reached under EITF 07-05 was a consensus that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The issues brought to the EITF for discussion related to how an entity should determine whether certain instruments or embedded features are indexed to its own stock. This discussion included equity-linked financial instruments where the exercise price is denominated in a currency other than the issuer's functional currency; such as the Company’s outstanding warrants to purchase common stock that were denominated in Canadian dollars. This conclusion reached under EITF 07-05 clarified the accounting treatment for these and certain other financial instruments as it related to FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“SFAS 133”), codified as ASC 815-10. SFAS 133 specifies that a contract that would otherwise meet the definition of a derivative under SFAS 133, issued or held by the reporting entity that is both (a) indexed to its own stock and (b) classified in stockholders' equity in its statement of financial position should not be considered a derivative financial instrument for purposes of applying SFAS 133. As a result, the Company’s outstanding warrants denominated in Canadian dollars were not considered to be indexed to its own stock and should therefore be treated as derivative financial instruments and recorded at their fair value as a liability. ITF 07-05 is effective for financial statements for fiscal years beginning after December 15, 2008 and earlier adoption is not permitted. Since the warrants to purchase common stock that are denominated in Canadian dollars expired on December 19, 2008, EITF 07-5 did not have a material impact on the Company’s financial statements through 2008. However, the Company issued further Canadian dollar denominated warrants on April 30, 2010 and March 29, 2011 and this results in warrants shown as a liability which is marked to market as at December 31, 2012 and December 31, 2011. At December 31, 2012, the derivative liabilitieswere valued at $6,640 (2011: $5,077) and the unrealized loss on the value of the underlying securities was $1,563 (2011: gain$8,071) for the year ended December 31, 2012.

Revenue recognition

Revenue recognition

Non-refundable up-front payments received in conjunction with the development and license agreement, including license fees and milestones, are deferred and recognized on a straight-line basis over the relevant periods.

The Company records royalty revenue in accordance with the contract terms once it can be reliably measured and the collection is reasonably assured.

At this time, the Company does not have any revenue.

Research and development costs and investment tax credits

Research and development costs and investment tax credits

Research costs, including employee compensation, laboratory fees, lab supplies, and research and testing performed under contract by third parties, are expensed as incurred. Development costs, including drug substance costs, clinical study expenses and regulatory expenses are expensed as incurred.

Investment tax credits, which are earned as a result of qualifying research and development expenditures, are recognized when the expenditures are made and their realization is reasonably assured. They are applied to reduce related capital costs and research and development expenses in the year recognized.

Income taxes

Income taxes

The Company accounts for income taxes under the asset and liability method that requires the recognition of deferred tax assets or liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The Company provides a valuation allowance to reduce its deferred tax assets when it is more likely than not that such assets will not be realized.

The Company accounts for uncertainty in income taxes by following the Financial Accounting Standards Board issued Interpretation No. 48 (‘‘FIN 48’’), codified as ASC 740-10-25, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of SFAS No. 109.’’ FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, ‘‘Accounting for Income Taxes.’, codified as ASC 740-10. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether the tax positions have met a “more-likely-than-not” threshold of being sustained by the applicable tax authority. Tax benefits related to tax positions not deemed to meet the “more-likely-than-not” threshold are not permitted to be recognized in the financial statements. Upon adoption of FIN 48, the Company has elected an accounting policy that continues to classify accrued interest and penalties related to liabilities for income taxes in income tax expense.

Foreign currency translation

Foreign currency translation

The U.S. dollar is the functional currency for the Company’s consolidated operations. For those entities, all gains and losses from currency translations are included in results of operations.

Earnings/(Loss) per share

Earnings/(Loss) per share

Basic net earnings/(loss) per share is computed by dividing net earnings/(loss) by the weighted average number of shares of common stock outstanding during the year. Diluted net earnings per share is computed using the same method, except the weighted average number shares of common stock outstanding includes convertible debentures, stock options and warrants, if dilutive as determined using the treasury method.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

On May 12, 2011, the FASB issued ASU 2011-04 “Fair Value Measurement Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Specifically, this update will require (a) an entity to disclose separately the amounts of significant transfers into and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers; and (b) information about purchases, sales, issuances, and settlements to be presented separately on a gross basis in the reconciliation of Level 3 fair value measurements. Level 3 reconciliation disclosures are effective for annual and interim periods beginning after December 15, 2011. The adoption of the guidance to has not had a significant impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB released ASU 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income”. This update requires and entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in either a single continuous statement or two separate but consecutive statements. This guidance does not change the items that must be reported in other comprehensive income. Subsequently, in December 2011, the FASB issued ASU 2011-12 which deferred some aspects of the June guidance that relate to the presentation of reclassification adjustments. ASU 2011-05 is now effective for fiscal years and interim periods within those years, beginning after December 15, 2012. The adoption of this standard to has not had a significant impact on the Company’s consolidated financial position or results of operations.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the FASB issued ASU 2013-02 to improve the reporting of reclassifications out of accumulated other comprehensive income. The ASU provides amendments to the Comprehensive Income subtopic of the FASB ASC, such that companies must report the effect of significant reclassifications out of accumulated comprehensive income on the respective line items in net income. For other amounts that are not required to be reclassified in their entirety to net income, an entity may cross reference to the relevant note disclosure. The Company is required to adopt this ASU in the first quarter for fiscal 2013.

Stock options (Tables)	12 Months Ended
Dec. 31, 2012
Fair values of options granted using weighted average assumptions

The fair values of options granted in fiscal years ended December 31, 2012 and 2011 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Expected dividend	0%	0%
Risk-free interest rate	1.09-1.26%	1.85-2.5%
Expected volatility	118-133%	121-132%
Expected life	7 years	7 years

Currency, Canadian Dollar [Member]
Options granted under the stock option plan are exercisable

The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	3,901	0.63-58.50	$1.26
Granted	310	0.54-0.81	0.62
Reinstated(1)	10	5.04-35.10	8.93
Exercised	-	-	-
Cancelled	(50)	35.10 –58.50	49.39
Outstanding at December 31, 2011	4,171	0.54-0.81	0.78
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Outstanding at December 31, 2012	4,171	$0.54-0.81	$0.78

(1)	Includes 10 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement.

Options reinstated agreement either expired and cancelled prior to the agreed severance
Price in Canadian Dollars	# outstanding and exercisable at December 31, 2012	Weighted average remaining life (years)
$0.54	88	5.26
$0.63	303	5.42
$0.81	3,780	4.64
TOTAL	4,171	4.70

Currency, U.S. Dollar [Member]
Options granted under the stock option plan are exercisable

The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2010	721	$1.80 - 24.30	$9.90
Granted	138	0.50-0.63	0.54
Exercised	-	-	-
Reinstated(1)	104	$5.04-21.60	9.15
Outstanding at December 31, 2011	963	$0.50 - 24.30	$8.51
Granted	1,137	0.15-0.56	0.32
Exercised	-	-	-
Cancelled	(773)	$5.04-24.30	9.92
Outstanding at December 31, 2012	1,327	$0.15-11.34	0.67

(1) Includes104 options reinstated to D. Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.

Options reinstated agreement either expired and cancelled prior to the agreed severance

Price in US Dollars	# Outstanding at December 31, 2012	# Exercisable at December 31, 2012	Remaining life (years)
$0.15	33	33	6.62
$0.18	61	61	6.38
$0.20	254	254	6.25
$0.35	689	689	6.89
$0.50	94	94	6.10
$0.56	100	100	6.97
$0.63	45	45	5.64
$1.80	4	4	2.71
$5.04	7	7	1.92
$5.22	2	2	2.41
$7.20	2	2	1.70
$10.26	23	23	1.37
$11.34	13	13	1.33
	1,327	1,327	6.44

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Gain Loss on Derivative Instruments

Gain/(Loss) on Derivative Instruments	Twelve months ended December 31, 2012	Twelve months ended December 31, 2011
Warrant expiring April 15, 2015	(1,026)	6,778
Warrant expiring March 29, 2016	(507)	643
Rights offering derivative	-	613
Options to contractors	(30)	37
Total	(1,563)	8,071

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets/Liabilities Measured at Fair Value on Recurring Basis

Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2012

	Quoted Pricein Active Markets	Significant Other	Significant
	for IdenticalInstruments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$-	$2,241	$-	$2,241
Liabilities
Derivative liabilities	-	6,640	-	6,640

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Warrants Outstanding to Purchase Common Stock

At December 31, 2012, the Company had the following warrants outstanding to purchase common stock priced in Canadian dollars with a weighted average exercise price of $1.44 and a weighted average remaining life of 2.6 years:

Warrant Description (Warrants in thousands)	Common Shares Issuable Upon Exercise of Outstanding Warrants at December 31, 2012	Exercise Price in Canadian Dollars	Expiration Date
Investor Warrants (1)	13,337	$1.44	April 30, 2015
Investor Warrants (2)	4,698	$1.44	March 29, 2016
	18,035

Research and Development (Tables)	12 Months Ended
Dec. 31, 2012
Research and Development [Abstract]
Research and Development

Investment tax credits earned as a result of qualifying research and development expenditures and government grants have been applied to reduce research and development expenses as follows:

	Year Ended December 31,	Year Ended December 31,	Cumulative FromSeptember 3,1996 to December 31,
	2012	2011	2012
Research and development	$2,075	$1,494	$69,168
Investment tax credits	-	-	(1,632)
National Research Council grants	-	-	(197)
	$2,075	$1,494	$67,339

Capital and Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Contractual Obligations And Commitments
The following table represents our contractual obligations and commitments at December 31, 2012 (in thousands of U.S. dollars):

	Less than 1 year	1-3 years	Total
OCT Clinical Service Agreement (1)	402	-	402
Oregon Health & Science University (2), excluding potential royalty payments	-	-	-
Life Sci Advisors, LLC (3)	55	-	55
Total	$457	$-	$457

(1)	Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia. The payments will be made upon the fulfillment of several milestones during the planned clinical trial including regulatory approval of trial, enrollment of patients and the completion of therapy of patients. The Company amended the agreement in April 2011 and August 2011 for the addition of additional sites for OCT to service during the Phase II clinical trial. Further, the Company amended the agreement in June 2012 for the transition to a paper-based database to be developed by OCT. In addition, the Company amended the agreement on October 29, 2012 for the addition of up to 20 patients to be enrolled.

(2)	Under the license agreement with Oregon Health & Science University (OHSU) for STS dated February 20, 2013, upon the first commercial sale of STS we may become responsible for a payment to OHSU of up to $0.1 million. Prior to this new license agreement with OHSU, the previous license agreement with OHSU dated September 26, 2002, included that the Company may have become responsible for a payment to OHSU of up to $0.5 million upon the successful completion of the Phase III clinical trial with COG or SIOPEL. The license agreement with OHSU dated September 26, 2002 was terminated on February 20, 2013. Royalty payments, which are contingent on sales, are not included.
(3)	Under the service agreement with LifeSci Advisors, LLC, the Company is required to make several payments over the course of the agreement. LifeSci Advisors, LLC services include, but are not limited to, an investor meeting program and creating a key message platform.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the combined income tax rate

A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended December 31,	Year Ended December 31,
	2012	2011
Domestic loss	(4,397)	5,623
Foreign loss	(766)	(938)
Loss before income taxes	(5,163)	4,685

Expected statutory rate (recovery)	26.50%	28.25%
Expected provision for (recovery of) income tax	(1,368)	1,324
Permanent differences	489	(2,209)
Change in valuation allowance	2,467	(589)
Non-refundable investment tax credits	0	157
Effect of foreign exchange rate differences	(245)	(204)
Effect of change in future enacted tax rates	(1,378)	(77)
Effect of tax rate changes and other	36	1,599
Provision for income taxes	$-	$-

Primary temporary differences future income taxe

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2012, December 31, 2011:

	December 31, 2012	December 31, 2011
Future tax assets:
SR&ED expenditures	2,195	2,071
Income tax loss carryforwards	21,783	19,635
Non-refundable investment tax credits	1,719	1,719
Share issue costs	25	84
Accrued expenses	-	-
Fixed and intangible assets	970	685
Harmonization credit	248	280
	26,940	24,193
Less: valuation allowance	(26,940)	(24,193)
Net future tax assets	$-	$-

Unclaimed amounts and their expiry dates

The unclaimed amounts and their expiry dates are as listed below:

	Federal	Province/ State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2014	6,089	6,089
2015	11,499	11,499
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	20,496
2027	8,340	8,320
2028	10,840	10,823
2029	8,502	8,502
2030	2,608	2,607
2031	3,377	3,377
2032	3,660	3,660
Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50

Going Concern - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Going Concern [Line Items]
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	$ 3,620
Net cash used in operating activities	2,994	3,226	85,037
Deficit accumulated during development stage	$ 110,543	$ 105,380	$ 110,543

Significant Accounting Policies - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended		196 Months Ended
	Aug. 25, 2011	Aug. 10, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Sep. 02, 1996
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	1-for-18	1-for-18
Cash and cash equivalents - Beginning of period			$ 2,303	$ 5,297	$ 2,303	$ 5,947	$ 0
Derivative liability			6,640	5,077	6,640
(Loss)/Gain on derivative warrants			$ (1,563)	$ 8,071	$ 3,257

Stock Options (Options Granted Under The Stock Option Plan Exercisable In Canadian Dollars And U.S Dollars) (Details)	12 Months Ended
	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] USD ($)	Dec. 31, 2012 Stock Option In Canadian Dollars [Member] CAD	Dec. 31, 2011 Stock Option In Canadian Dollars [Member] CAD		Dec. 31, 2012 Stock Option In Us Dollars [Member] USD ($)	Dec. 31, 2011 Stock Option In Us Dollars [Member] USD ($)		Dec. 31, 2012 Minimum [Member] Stock Option In Canadian Dollars [Member]	Dec. 31, 2011 Minimum [Member] Stock Option In Canadian Dollars [Member]		Dec. 31, 2012 Minimum [Member] Stock Option In Us Dollars [Member]	Dec. 31, 2011 Minimum [Member] Stock Option In Us Dollars [Member]		Dec. 31, 2012 Maximum [Member] Stock Option In Canadian Dollars [Member]	Dec. 31, 2011 Maximum [Member] Stock Option In Canadian Dollars [Member]		Dec. 31, 2012 Maximum [Member] Stock Option In Us Dollars [Member]	Dec. 31, 2011 Maximum [Member] Stock Option In Us Dollars [Member]
Outstanding Number of Options	4,171	4,171	3,901		963	721
Granted Number of Options	0	0	310		1,137	138
Exercised Number of Options	0	0	0		0	0
Cancelled Number of Options	0	0	(50)		(773)
Reinstated (1) Number?of Options	0	0	10	[1]	0	104	[2]
Outstanding Number?of Options	4,171	4,171	4,171		1,327	963
Outstanding Range								0.54	0.63		0.5	1.8		0.81	58.5		24.3	24.3
Granted Range								0	0.54		0.15	0.5		0	0.81		0.56	0.63
Exercised Range			0					0	0		0	0		0	0		0	0
Cancelled Range								0	35.1		5.04			0	58.5		24.3
Reinstated (1) Range								0	5.04	[1]	0	5.04	[2]	0	35.1	[1]	0	21.6	[2]
Outstanding Range								0.54	0.54		0.15	0.5		0.81	0.81		11.34	24.3
Outstanding Weighted- average		0.78	1.26		$ 8.51	$ 9.9
Granted Weighted- average		0	0.62		$ 0.32	$ 0.54
Exercised Weighted- average		0	0		$ 0	$ 0
Cancelled Weighted- average		0	49.39		$ 9.92	$ 0
Reinstated (1) Weighted- average	$ 0		8.93	[1]	$ 0	$ 9.15	[2]
Outstanding Weighted- average		0.78	0.78		$ 0.67	$ 8.51

[1]	Includes 10 options reinstated to D.Scott Murray per severance agreement on March 8, 2011 which had either expired and or were cancelled prior to the agreed severance agreement
[2]	Includes104 options reinstated to D.Scott Murray per severance agreement on March 8, 2011 which were cancelled in error in 2010.

Stock options (Price In Canadian Dollars) (Details)	12 Months Ended
Dec. 31, 2012
Price In Canadian Dollars 0.54 [Member]
Outstanding and exercisable	88
Remaining life (years)	5 years 3 months 4 days
Price In Canadian Dollars 0.63 [Member]
Outstanding and exercisable	303
Remaining life (years)	5 years 5 months 1 day
Price In Canadian Dollars 0.81 [Member]
Outstanding and exercisable	3,780
Remaining life (years)	4 years 7 months 21 days
Currency Canadian Dollar [Member]
Outstanding and exercisable	4,171
Remaining life (years)	4 years 8 months 12 days

Stock Options (Price In US Dollars) (Details)	12 Months Ended
Dec. 31, 2012
PriceIn Us Dollars 0.15 [Member]
Outstanding	33
Exercisable	33
Remaining life (years)	6 years 7 months 13 days
Price In Us Dollars 0.18 [Member]
Outstanding	61
Exercisable	61
Remaining life (years)	6 years 4 months 17 days
Price In Us Dollars 0.20 [Member]
Outstanding	254
Exercisable	254
Remaining life (years)	6 years 3 months
Price In Us Dollars 0.35 [Member]
Outstanding	689
Exercisable	689
Remaining life (years)	6 years 10 months 21 days
Price In Us Dollars 0.50 [Member]
Outstanding	94
Exercisable	94
Remaining life (years)	6 years 1 month 6 days
Price In Us Dollars 0.56 [Member]
Outstanding	100
Exercisable	100
Remaining life (years)	6 years 11 months 19 days
Price In Us Dollars 0.63 [Member]
Outstanding	45
Exercisable	45
Remaining life (years)	5 years 7 months 21 days
Price In Us Dollars 1.80 [Member]
Outstanding	4
Exercisable	4
Remaining life (years)	2 years 8 months 16 days
Price In Us Dollars 5.04 [Member]
Outstanding	7
Exercisable	7
Remaining life (years)	1 year 11 months 1 day
Price In Us Dollars 5.22 [Member]
Outstanding	2
Exercisable	2
Remaining life (years)	2 years 4 months 28 days
Price In Us Dollars 7.20 [Member]
Outstanding	2
Exercisable	2
Remaining life (years)	1 year 8 months 12 days
Price In Us Dollars 10.26 [Member]
Outstanding	23
Exercisable	23
Remaining life (years)	1 year 4 months 13 days
Price In Us Dollars 11.34 [Member]
Outstanding	13
Exercisable	13
Remaining life (years)	1 year 3 months 29 days
Currency United States Dollar [Member]
Outstanding	1,327
Exercisable	1,327
Remaining life (years)	6 years 5 months 8 days

Stock options (Options Were Granted Based On The Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend	0.00%	0.00%
Expected life	7 years	7 years
Minimum [Member]
Risk-free interest rate	1.09%	1.85%
Expected volatility	118.00%	121.00%
Maximum [Member]
Risk-free interest rate	126.00%	2.50%
Expected volatility	133.00%	132.00%

Stock options - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended
	Jun. 24, 2010	Dec. 31, 2011	Aug. 18, 2010 Raykov and Spector [Member]	Aug. 19, 2010 Raykov and Spector [Member]	Aug. 31, 2011 Raykov and Spector [Member]	Aug. 18, 2010 Breen and Bussandri [Member]	Aug. 19, 2010 Breen and Bussandri [Member]	Aug. 31, 2011 Breen and Bussandri [Member]	Dec. 31, 2012 General and Administrative Expense [Member]	Dec. 31, 2011 General and Administrative Expense [Member]	Dec. 31, 2012 Stock Option [Member]	Dec. 31, 2011 Stock Option [Member]	Jun. 24, 2010 Stock Option [Member]	Jun. 24, 2010 Plan Maximum Amendment [Member]
Shares issuable under Stock Option Plan													20,000	6,290
Percentage Of Total Number Of Share Issued and Outstanding	25.00%				5.00%			1.33%
Cash Compensation To Attend Board Meeting		$ 1,500
Non Cash Compensation To Purchase Shares		5,000
Allocated Share-based Compensation Expense									326	250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.29	$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value												$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			971,885	51,152		255,759	16,369

Derivative Instruments (Gain Loss on Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ (1,563)	$ 8,071	$ 3,257
Warrant expiring April 15, 2015 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	1,026	6,778
Warrant expiring March 29, 2016 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	(507)	643
Rights Offering Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	0	613
Options to Contractors [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(Loss) on Derivative Instruments	$ 0	$ 37

Derivative Instruments - Additional Information (Details)	10 Months Ended	12 Months Ended		196 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended
	Jun. 23, 1997 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Dec. 31, 2011 Issued In Quarter [Member] USD ($)	Dec. 31, 2011 Reclassified [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member] USD ($)		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member]	Mar. 31, 2011 Investor warrants expiring March 29, 2016 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member] USD ($)		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member] USD ($)	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member]	Mar. 31, 2011 Investor warrants expiring March 29, 2016 [Member] Rights [Member] USD ($)	Dec. 31, 2012 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2011 Rights Offering Derivative [Member] USD ($)	Mar. 02, 2011 Rights Offering Derivative [Member] USD ($)	Dec. 31, 2011 Rights Offering Derivative [Member] Canadian Dollar [Member]	Dec. 31, 2012 Options to Contractors [Member] USD ($)	Dec. 31, 2011 Options to Contractors [Member] USD ($)
Derivative [Line Items]
Common shares issuable upon exercise of outstanding warrants		18,035		18,035						13,337	[1]	13,337					4,698	[2]	4,698
Warrant exercise price					1.44	2.05	1.75						1.44	[1]	1.44					1.44	[2]	1.44			0.0303		0.03
Expiration Date										Apr 30, 2015							Mar 29, 2016
Fair value of warrants										$ 4,697,000		$ 3,672,000					$ 1,847,000		$ 1,340,000
Gain/(Loss) on Derivative Instruments		(1,563,000)	8,071,000	3,257,000						1,026,000		6,778,000					(507,000)		643,000					0	613,000			0	37,000
Rights offered for each common shares held																													108
Weighted average exercise price of warrants																									0.08
Derivative financial liability																										1,250,000
Issuance of stock (in shares)																84,559							4,697
Issuance of units, net of issue costs																2,566,000
Issuance of stock	0																						1,023,000
Rights offering, issuance costs																							300,000
Derivative, Notional Amount								$ 49,000	$ 53,000

[1]	(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement ("Private Placement") of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	$ 2,241
Derivative liabilities	6,640
Quoted Price in Active Markets for Identical Instruments Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	0
Derivative liabilities	0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	2,241
Derivative liabilities	6,640
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Cash equivalents	0
Derivative liabilities	$ 0

Fair Value Measurements - Additional Information (Details)	12 Months Ended
	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2012 Warrant [Member] Maximum [Member]	Dec. 31, 2011 Options [Member]	Dec. 31, 2012 Options [Member] Minimum [Member]	Dec. 31, 2012 Options [Member] Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Expected dividend rate	0.00%			0.00%
Risk free interest rate		1.15%	1.36%		1.37%	1.41%
Expected volatility rate		146.00%	155.00%		140.00%	145.00%
Expected life		2 years 3 months 18 days	3 years 2 months 12 days		4 years 10 months 24 days	5 years 4 months 24 days

Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Details)	Dec. 31, 2012	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Dec. 31, 2012 Investor warrants expiring April 30, 2015 [Member]		Dec. 31, 2011 Investor warrants expiring April 30, 2015 [Member]	Dec. 31, 2012 Investor warrants expiring March 29, 2016 [Member]		Dec. 31, 2011 Investor warrants expiring March 29, 2016 [Member]
Class of Warrant or Right [Line Items]
Common shares issuable upon exercise of outstanding warrants	18,035				13,337	[1]	13,337	4,698	[2]	4,698
Exercise Price In CAD Dollars		1.44	2.05	1.75	1.44	[1]	1.44	1.44	[2]	1.44
Expiration Date					Apr 30, 2015			Mar 29, 2016

[1]	(1) On April 30, 2010, the Company announced that it had completed a first closing of a non-brokered private placement ("Private Placement") of 240,066 units, at a price of $0.03 CAD per unit for net proceeds of CAD$7,200. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.
[2]	(2) On March 29, 2011, the Company announced that it had completed a non-brokered rights offering of 84,559 units, at a price of $0.03 CAD per unit for total net proceeds of $2,547. Each unit consisted of one common share and one common share purchase warrant (a "Warrant"). As a result of the Share Consolidation, each eighteen (18) Warrants now entitle the holder thereof to purchase one common share of the Company at a purchase price of CAD$1.44 per whole share for a period of five years from the issue date.

Shareholders' Equity (Warrants Outstanding to Purchase Common Stock) (Parenthetical) (Details) In Thousands, except Share data, unless otherwise specified	10 Months Ended					1 Months Ended			1 Months Ended
	Jun. 23, 1997 USD ($)	Dec. 31, 2012	Aug. 25, 2011	May 20, 2007	Jul. 20, 2005	Apr. 30, 2010 Private Placement [Member] USD ($)	Apr. 30, 2010 Private Placement [Member] CAD	Dec. 31, 2011 Private Placement [Member]	Mar. 29, 2011 Non-Broker Rights Offering [Member] USD ($)	Mar. 29, 2011 Non-Broker Rights Offering [Member] CAD	Dec. 31, 2011 Non-Broker Rights Offering [Member]
Class of Warrant or Right [Line Items]
Issuance of stock	$ 0					$ 240,066			$ 84,559
Issuance of stock, price per share							0.03			0.03
Proceeds from issuance of unit							7,200		$ 2,547
Common shares issuable upon exercise of outstanding warrants		18,035						18			18
Warrants, exercise Price			1.44	2.05	1.75			1.44			1.44
Warrants, term						5 years	5 years				5 years

Shareholders' Equity - Additional Information (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended						3 Months Ended	10 Months Ended	12 Months Ended		196 Months Ended								1 Months Ended		1 Months Ended		1 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		0 Months Ended			1 Months Ended		1 Months Ended										3 Months Ended										1 Months Ended										12 Months Ended		1 Months Ended		1 Months Ended				3 Months Ended	1 Months Ended						12 Months Ended		1 Months Ended
	Aug. 25, 2011	Aug. 10, 2011	Mar. 31, 2011 CAD	Apr. 30, 2010 CAD	Dec. 19, 2003 USD ($)	Sep. 28, 1999 USD ($)	Jun. 30, 2007 USD ($)	Jun. 23, 1997 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	May 20, 2007	Jul. 20, 2005	Jun. 23, 2005 Senior Secured Convertible Notes [Member]	Jun. 23, 2003 Senior Secured Convertible Notes [Member] USD ($)	Jun. 23, 2003 Senior Secured Convertible Notes [Member]	Dec. 03, 2005 Additional Senior Secured Convertible Notes [Member]	Dec. 03, 2003 Additional Senior Secured Convertible Notes [Member] CAD	Dec. 19, 2003 Equity Financing [Member] USD ($)	Dec. 19, 2003 Equity Financing [Member]	Nov. 20, 2002 Oxiquant [Member]	May 20, 2007 Oxiquant [Member]	Feb. 28, 2004 Cbi [Member] USD ($)	Jun. 23, 1997 Common Stock [Member] USD ($)	Jun. 30, 2000 Common Stock [Member] USD ($)	Jun. 30, 1999 Common Stock [Member] USD ($)	Jun. 23, 1997 Preferred Stock [Member] USD ($)	Jun. 30, 2000 Preferred Stock [Member] USD ($)	Jun. 30, 1999 Preferred Stock [Member] USD ($)	Jun. 23, 1997 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2000 Additional Paid-In Capital [Member] USD ($)	Jun. 30, 1999 Additional Paid-In Capital [Member] USD ($)	Mar. 02, 2011 Rights Offering [Member] CAD	Mar. 02, 2011 Rights Offering [Member] Subscriptions [Member] USD ($)	Mar. 02, 2011 Rights Offering [Member] Subscriptions [Member]	Jun. 05, 2001 Ipo [Member] Common Stock [Member] USD ($)	Jun. 05, 2003 Ipo [Member] Common Stock [Member]	Apr. 30, 2010 Private Placementwarrant 2010 [Member] CAD	Apr. 30, 2010 Private Placementwarrant 2010 [Member] Derivative [Member]	Aug. 25, 2011 Private Placement [Member] USD ($)	Dec. 19, 2008 Private Placement [Member]	Feb. 21, 2007 Private Placement [Member] USD ($)	May 08, 2006 Private Placement [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] USD ($)	May 31, 2004 Private Placement [Member] USD ($)	May 31, 2004 Private Placement [Member] CAD	Dec. 19, 2003 Private Placement [Member] USD ($)	Jun. 30, 2007 Private Placement [Member] CAD	Jun. 30, 2007 Private Placement [Member] USD ($)	May 08, 2006 Private Placement [Member]	May 20, 2004 Private Placement [Member] USD ($)	May 20, 2004 Private Placement [Member]	Jun. 30, 2007 Private Placement [Member] Common Stock [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Common Stock [Member] USD ($)	May 08, 2006 Private Placement [Member] Common Stock [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] Common Stock [Member] USD ($)	Jun. 30, 2004 Private Placement [Member] Common Stock [Member] USD ($)	Dec. 19, 2003 Private Placement [Member] Preferred Stock [Member]	Dec. 19, 2008 Private Placement [Member] Preferred Stock [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Whole Broker [Member]	Feb. 21, 2007 Private Placement [Member] Investor Warrant [Member]	Jun. 30, 2007 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Feb. 21, 2007 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	May 08, 2006 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Jul. 20, 2005 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Jun. 30, 2004 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	May 20, 2004 Private Placement [Member] Additional Paid-In Capital [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 05, 2001 Special A Warrant [Member]	Oct. 31, 2000 Special A Warrant [Member] Ipo [Member] CAD	May 08, 2006 Post Consolidaton [Member] Private Placement [Member]	Jul. 20, 2005 Post Consolidaton [Member] Private Placement [Member]	May 31, 2004 Post Consolidaton [Member] Private Placement [Member]	Dec. 19, 2003 Post Consolidaton [Member] Private Placement [Member]	Jun. 30, 2007 Post Consolidaton [Member] Private Placement [Member]	Sep. 28, 1999 University Medical Discoveries Inc [Member] USD ($)	Aug. 17, 2000 Shire Biochem Inc Agreement [Member] USD ($)	Jun. 05, 2001 Price Protection Adjustment [Member] Special A Warrant [Member]	Feb. 21, 2007 Net Proceeds [Member] Private Placement [Member] USD ($)	May 08, 2006 Net Proceeds [Member] Private Placement [Member] USD ($)	Jul. 20, 2005 Net Proceeds [Member] Private Placement [Member] USD ($)	Dec. 31, 2007 Cadherin Biomedical Inc [Member] USD ($)	Dec. 31, 2011 Cadherin Biomedical Inc [Member] USD ($)	Feb. 21, 2007 Gross Proceeds [Member] Private Placement [Member] USD ($)	May 08, 2006 Gross Proceeds [Member] Private Placement [Member] USD ($)	Jul. 20, 2005 Gross Proceeds [Member] Private Placement [Member] USD ($)
Stockholders Equity Note [Line Items]
Reverse stock split ratio	1-for-18	1-for-18
Expected dividend rate									0.00%	0.00%
Risk-free interest rate																																																																				126.00%	2.50%
Expected volatility rate																																																																				133.00%	132.00%
Expected life									7 years	7 years
Issuance of stock (in shares)																								89,000	16,000	239,000										74			13,337,037			4,209																800														431	337	259	640	116		5
Share Price																																				$ 135
Issuance of units, net of issue costs						$ 683			$ 0	$ 2,566	$ 86,443																						12,750,000			$ 5,727									$ 9,029		$ 16,095																														$ 171			$ 23,221	$ 6,040	$ 8,134			$ 25,000	$ 6,512	$ 8,510
Payments for Underwriting Expense																																				501
Payments for Fees																																				354								376
Warrant exercise price	1.44											2.05	1.75	2.35	2.75	2.75	2.15	2.15		2.15		3.585											0.03		0.08		7.5	0.08	1.44											0.97	3.5	3.5								0.33	0.4
Proceeds From Issue Of Units																																															15,050
Issue Of Units			84,559	240,066																														84,559,178				240,066,664				75,759	7,753	6,079	4,669	4,669	11,522	240,066,664
Price Per Units			0.03	0.03																																		0.03				$ 0.33	$ 0.84	$ 1.4		2.65	$ 1.75	0.03
Proceeds From Issue Of Preferred Share and Warrants																																															1,045
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	425,000,000								2.15																		400
Fair value of warrants																																																					563	17,842	5,218	7,060	660		5,777			131	5,379	822	1,074	363	2,118
Fair Value Adjustment To Common Stock																																																			6,356								8,053
Conversion of convertible securities (in shares)																																									800
Research and development					1,045				2,075	1,494	69,168
Non Redeemable Preferred Stock					1,045
Financing expenses									0	0	544
Proceeds from Warrant Exercises							694
Proceeds From Units			2,547	7,200																														2,500				7,202										7,200
Warrant Price																																																	$ 0.08																						6.25
Warrant Issued																																												$ 0.3
Price Protection Adjustment																																																																							8.125
Conversion of Stock, Shares Converted																			156																																																			69							3		5
Conversion of Stock, Amount Converted																			1,785																																																										171
Issuance of stock								0																0	793	1,615	0	0	0	0	0	0																																														341
Stock Issued for Acquisitions (in shares)																					446		37
Payments for Repurchase of Preferred Stock and Preference Stock																																																																																			158
Fresh-Start Adjustment, Increase (Decrease), Common Stock																																																																																				9,489
Stock Issued for Acquisitions																							1,252
Senior Notes, Noncurrent															2,219			1,458
Debt Related Commitment Fees and Debt Issuance Costs																																													555
Shares and Warrants Issued																																								$ 13,337,037

Research and Development (Investment Tax Credits Earned) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		196 Months Ended
	Dec. 19, 2003	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Research and development	$ 1,045	$ 2,075	$ 1,494	$ 69,168
Investment tax credits		0	0	(1,632)
National Research Council grants		0	0	(197)
Research and Development Net		$ 2,075	$ 1,494	$ 67,339

Capital and Operating Lease Commitments (Contractual Obligations And Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total	$ 457		$ 457
Otc Clinical Service Agreement [Member]
Total	402	[1]
Database Integration Service Agreement [Member]
Total	0	[2]
Drug Purchase Commitment [Member]
Total	55	[3]
Less than 1 year [Member]
Total	457
Less than 1 year [Member] | Otc Clinical Service Agreement [Member]
Total	402	[1]
Less than 1 year [Member] | Database Integration Service Agreement [Member]
Total	0	[2]
Less than 1 year [Member] | Drug Purchase Commitment [Member]
Total	55	[3]
1-3 years [Member]
Total	0
1-3 years [Member] | Otc Clinical Service Agreement [Member]
Total	0	[1]
1-3 years [Member] | Database Integration Service Agreement [Member]
Total	0	[2]
1-3 years [Member] | Drug Purchase Commitment [Member]
Total	$ 0	[3]

[1]	(1) Under the service agreement with OCT Group LLC entered in August 2010, the Company is required to make several payments over the course of our Phase II clinical trial in Russia. The payments will be made upon the fulfillment of several milestones during the planned clinical trial including regulatory approval of trial, enrollment of patients and the completion of therapy of patients. The Company amended the agreement in April 2011 and August 2011 for the addition of additional sites for OCT to service during the Phase II clinical trial. Further, the Company amended the agreement in June 2012 for the transition to a paper-based database to be developed by OCT. In addition, the Company amended the agreement on October 29, 2012 for the addition of up to 20 patients to be enrolled.
[2]	(2) Under the license agreement with Oregon Health & Science University (OHSU) for STS dated February 20, 2013, upon the first commercial sale of STS we may become responsible for a payment to OHSU of up to $0.1 million. Prior to this new license agreement with OHSU, the previous license agreement with OHSU dated September 26, 2002, included that the Company may have become responsible for a payment to OHSU of up to $0.5 million upon the successful completion of the Phase III clinical trial with COG or SIOPEL. The license agreement with OHSU dated September 26, 2002 was terminated on February 20, 2013. Royalty payments, which are contingent on sales, are not included.
[3]	(3) Under the service agreement with LifeSci Advisors, LLC, the Company is required to make several payments over the course of the agreement. Life SciAdvisors, LLC services include, but are not limited to, an investor meeting program and creating a key message platform.

Capital and Operating Lease Commitments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Sep. 30, 2002	Dec. 31, 2012	Dec. 31, 2011
Total			$ 457	$ 457
Expected Future Contract Payments	$ 0	$ 100

Commitments and Contingencies - Additional Information (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2006	Dec. 31, 2012
Royalty Percent		0.15%
Milestone Payment Fees		$ 100,000
Issue Of Convertible Common Stock As Per Licence Agreement		13,902
Expired Convertible Common Stock		21,250
Development Milestone [Member]
Milestone Payment Fees		5,000,000
Development and Sale Milestone [Member]
Milestone Payment Fees		70,000,000
Fda Approved Indication [Member]
Milestone Payment Fees		15,000,000
Glaxo Smith Kline [Member]
Sale of Stock, Consideration Received on Transaction	3,000,000	1,000,000
Sales [Member]
Milestone Payment Fees		250,000
Phase I [Member]
Milestone Payment Fees		50,000
Phase Ii [Member]
Milestone Payment Fees		200,000
Phase Iii [Member]
Milestone Payment Fees		0
Licensed Product [Member]
Royalty Percent		2.50%
Discount On Royalty Percent		1.00%
Minimum Amount To Be Bought To Get Disount On Royalty		$ 150,000
Sublicensed Technology [Member]
Royalty Percent		5.00%

Income Taxes (Reconciliation Of The Combined Canadian Federal And Provincial Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Tax Rate [Line Items]
Domestic loss	$ (4,397)	$ 5,623
Foreign loss	(766)	(938)
Loss before income taxes	(5,163)	4,685
Expected statutory rate (recovery)	26.50%	28.25%
Expected provision for (recovery of) income tax	(1,368)	1,324
Permanent differences	489	(2,209)
Change in valuation allowance	2,467	(589)
Non-refundable investment tax credits	0	157
Effect of foreign exchange rate differences	(245)	(204)
Effect of change in future enacted tax rates	(1,378)	(77)
Effect of tax rate changes and other	36	1,599
Provision for income taxes	$ 0	$ 0

Income Taxes (Future Income Taxes (Recovery) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 26,940	$ 24,193
Less: valuation allowance	(26,940)	(24,193)
Net future tax assets	0	0
SR&ED expenditures
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	2,195	2,071
Income tax loss carryforwards
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	21,783	19,635
Non-refundable investment tax credits
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,719	1,719
Share issue costs
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	25	84
Accrued expenses
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	0	0
Fixed and intangible assets
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	970	685
Harmonization credit
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 248	$ 280

Income Taxes (Income Tax Loss Carry Forwards And Non-Refundable Investment tax Credits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		196 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Tax [Line Items]
Investment tax credits	$ 0	$ 0	$ (1,632)
Federal [Member]
Income Tax [Line Items]
SR&ED expenditures	8,283
Federal [Member] | Year 2014 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	6,089		6,089
Federal [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	11,499		11,499
Federal [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	26		26
Investment tax credits	55
Federal [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	233		233
Investment tax credits	548
Federal [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	133		133
Investment tax credits	399
Federal [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	1,536		1,536
Investment tax credits	178
Federal [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	4,795		4,795
Investment tax credits	199
Federal [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	20,562		20,562
Investment tax credits	86
Federal [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,340		8,340
Investment tax credits	90
Federal [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	10,840		10,840
Investment tax credits	50
Federal [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,502		8,502
Federal [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	2,608		2,608
Federal [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,377		3,377
Federal [Member] | Year 2018 [Member]
Income Tax [Line Items]
Investment tax credits	10
Federal [Member] | Year 2019 [Member]
Income Tax [Line Items]
Investment tax credits	8
Federal [Member] | Year 2020 [Member]
Income Tax [Line Items]
Investment tax credits	96
Federal [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,660		3,660
Province State [Member]
Income Tax [Line Items]
SR&ED expenditures	0
Province State [Member] | Year 2014 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	6,089		6,089
Province State [Member] | Year 2015 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	11,499		11,499
Province State [Member] | Year 2021 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2022 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2023 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	0		0
Province State [Member] | Year 2024 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	1,455		1,455
Province State [Member] | Year 2025 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	4,768		4,768
Province State [Member] | Year 2026 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	20,496		20,496
Province State [Member] | Year 2027 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,320		8,320
Province State [Member] | Year 2028 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	10,823		10,823
Province State [Member] | Year 2029 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	8,502		8,502
Province State [Member] | Year 2030 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	2,607		2,607
Province State [Member] | Year 2031 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	3,377		3,377
Province State [Member] | Year 2032 [Member]
Income Tax [Line Items]
Income tax loss carryforwards	$ 3,660		$ 3,660

Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2011
Canadian Statutoy Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	28.25%
Federal Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	16.50%
Provincial Income Tax [Member]
Income Taxes Disclosure - Additional Information [Line Items]
Income Tax Rate	11.75%